UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal

Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 02/28/2013

Item 1 – Report to Stockholders

FEBRUARY 28, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock	Maryland Municipal Bond Trust (BZM)
BlackRock	MuniHoldings New York Quality Fund, Inc. (MHN)
BlackRock	New Jersey Municipal Bond Trust (BLJ)
BlackRock	New York Municipal Bond Trust (BQH)
BlackRock	New York Municipal Income Quality Trust (BSE)
BlackRock	New York Municipal Income Trust II (BFY)
BlackRock	Virginia Municipal Bond Trust (BHV)
The	Massachusetts Health & Education Tax-Exempt Trust (MHE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Dear Shareholder

Despite a number of headwinds, risk assets generated strong returns during the 6- and 12-month periods as investors sought meaningful yields in the ongoing low-interest-rate environment. About this time one year ago, the European debt crisis returned to the headlines as unresolved policy decisions left it unclear as to how troubled peripheral countries would finance their sovereign debt, causing yields to soar. In the second quarter of 2012, political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a full-blown euro collapse. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would soon intervene to stimulate growth. This theme, along with the announcement of the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer. Policy relief came in early September, when the ECB announced its decision to support the eurozone’s debt-laden countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by accommodative monetary policies, risk assets weakened in the fall. Global trade began to slow as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, stocks slid on lackluster corporate earnings reports and market volatility rose in advance of the US Presidential election. In the post-election environment, investors grew increasingly concerned over the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. There was widespread fear that the fiscal cliff would push the United States into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a timely budget deal triggered higher levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal; however, decisions relating to spending cuts and the debt ceiling continued to weigh on investors’ minds.

Investors shook off the nerve-wracking finale to 2012 and began the New Year with a powerful equity rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaled modest but broad-based improvements in the world’s major economies, particularly in China. Global equities soared through January while rising US Treasury yields pressured high-quality fixed income assets. However, bond markets strengthened in February when economic momentum slowed and investors toned down their risk appetite. US stocks continued to rise, but at a more moderate pace. Uncertainty about how long the Federal Reserve would maintain its easing bias drove high levels of volatility later in the month, but these fears abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent and was deemed likely to deter any near-term curtailment of monetary easing policies. Outside the United States, equities largely declined as political uncertainty escalated after the Italian presidential election ended in a stalemate.

On the whole, riskier asset classes outperformed lower-risk investments for the 6- and 12-month periods ended February 28, 2013. International, US small cap and emerging market equities were the leading asset classes for the 6-month period, while US stocks and high yield bonds generated the strongest returns for the 12-month period. US Treasury yields remained relatively low overall, but have inched higher in recent months, pressuring Treasuries and investment-grade bonds. Tax-exempt municipal bonds, however, continued to benefit from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Investors continue to face many of the same risks as in years past. But we see a world of possibilities. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. Investors everywhere are asking, “So what do I do with my money?” Visit www.blackrock.com for answers.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite a number of headwinds, risk assets generated strong returns during the 6- and 12-month periods as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	8.95%	13.46%
US small cap equities (Russell 2000® Index)	13.02	14.02
International equities (MSCI Europe, Australasia, Far East Index)	14.41	9.84
Emerging market equities (MSCI Emerging Markets Index)	12.06	0.28
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.05	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.51)	3.66
US investment grade bonds (Barclays US Aggregate Bond Index)	0.15	3.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.40	5.71
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.67	11.79
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended February 28, 2013

Municipal Bonds Performed Well

Market conditions remained favorable even though supply picked up considerably in the past year. Total new issuance for the 12 months ended February 28, 2013 was $383 billion as compared to $303 billion in the prior 12-month period. However, it is important to note that a significant portion (roughly 60%) of the new supply during the most recent 12-month period was attributable to refinancing activity as issuers took advantage of lower interest rates to reduce their borrowing costs.

Increased supply was met with strong demand during the period as investors were starved for yield in the low-rate environment. Investors poured into municipal bond mutual funds, particularly long-duration and high-yield funds as they tend to provide higher levels of income. For the 12 months ended February 28, 2013, municipal bond fund inflows exceeded $46 billion (according to the Investment Company Institute).

S&P Municipal Bond Index
Total Returns as of February 28, 2013
6 months : 2.40%
12 months : 5.71%

A Closer Look at Yields

From February 29, 2012 to February 28, 2013, muni yields declined by 32 basis points (“bps”) from 3.23% to 2.91% on AAA-rated 30-year municipal bonds, while falling a modest 4 bps from 1.85% to 1.81% on 10-year bonds and rising 9 bps from 0.68% to 0.77% on 5-year bonds (as measured by Thomson Municipal Market Data). (Bond prices rise as yields fall.) Overall, the municipal yield curve remained relatively steep, but flattened over the 12-month period as the spread between 2- and 30-year maturities tightened by 37 bps and the spread between 2- and 10-year maturities tightened by 9 bps.

During the same time period, US Treasury rates fell by 10 bps in both the 5- and 10-year space while rising 1 bp on 30-year bonds. Accordingly, tax-exempt municipal bonds moderately underperformed Treasuries in the 5- and 10-year space, but significantly outperformed Treasury bonds on the long end of the curve. This outperformance was driven largely by a supply/demand imbalance within the municipal market while evidence of a recovering domestic economy pushed interest rates higher. Additionally, as higher US tax rates began to appear imminent late in 2012, municipal bonds benefited from the increased appeal of tax-exempt investing. Municipals have become an appropriate avenue for investors seeking yield in the low-rate environment as the asset class is known for its lower volatility and preservation of earnings as tax rates rise.

Financial Conditions of Municipal Issuers Continue to Improve

Austerity and de-leveraging have been the general themes across the country as states seek to balance their budgets, although a small number of states continue to rely on a “kick-the-can” approach to close their budget gaps. Broadly speaking, state governments have demonstrated better fiscal health as their revenues have steadily improved in recent years. Many local municipalities, however, continue to face higher costs passed down from the state level. BlackRock maintains the view that municipal bond defaults will be minimal and remain in the periphery, and that the overall market is fundamentally sound. We continue to recognize that careful credit research and security selection remain imperative amid uncertainty in this economic environment.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To obtain leverage, the Trusts issue Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”). Preferred Shares pay dividends at prevailing short-term interest rates, and the Trusts invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Trusts had not used leverage.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Trust’s long-term investments, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Trust pays higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by rating agencies that rate the Preferred Shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue senior securities in the form of equity securities (e.g., Preferred Shares) up to 50% of their total managed assets (each Trust’s total assets less the sum of its accrued liabilities). In addition, each Trust with VRDP Shares outstanding limits its economic leverage to 45% of its total managed assets. As of February 28, 2013, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Economic Leverage
BZM	36%
MHN	40%
BLJ	38%
BQH	39%
BSE	39%
BFY	40%
BHV	37%
MHE	38%

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts and options, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	5

Trust Summary as of February 28, 2013	BlackRock Maryland Municipal Bond Trust

Trust Overview

BlackRock Maryland Municipal Bond Trust’s (BZM) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and Maryland personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Maryland personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 0.96% based on market price and 2.87% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 1.11% based on market price and 2.91% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s positive performance was derived mainly from its coupon income component as municipal market performance during the six-month period, although positive, was less robust than it had been in the prior eighteen months. The Trust benefited from its bond holdings with coupon rates at 6% or higher due to positive price movement in that segment. Exposure to lower-quality investment grade credits boosted results given strong demand from investors seeking higher-yielding investments in the low interest rate environment.

•

Interest rates inched higher during the period, which negatively impacted performance (bond prices fall as rates rise). Exposure to Puerto Rico debt detracted from performance as concerns about credit rating agency downgrades resulted in wider credit spreads (falling prices) for Puerto Rico municipal securities broadly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”) MKT	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2013 ($18.18)[1]	4.13%
Tax Equivalent Yield[2]	7.30%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.7500
Economic Leverage as of February 28, 2013[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Maryland Municipal Bond Trust

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$18.18	$18.43	(1.36)%	$19.08	$16.12
Net Asset Value	$15.68	$15.60	0.51%	$16.10	$15.42

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
Transportation	19%	18%
Health	18	14
Education	18	17
County/City/Special District/School District	14	18
Housing	14	14
Utilities	11	11
State	5	5
Corporate	1	1
Tobacco	—	2

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	11%	12%
AA/Aa	44	40
A	20	27
BBB/Baa	12	8
BB/Ba	1	1
Not Rated[2]	12	12

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2013 and August 31, 2012, the market value of these securities was $1,142,870 and $1,141,310, each representing 2%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]

Calendar Year Ended December 31,
2013	10%
2014	4
2015	6
2016	—
2017	3

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	7

Trust Summary as of February 28, 2013	BlackRock MuniHoldings New York Quality Fund, Inc.

Trust Overview

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade New York municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Trust. At all times, however, except during temporary defensive periods, the Trust invests at least 65% of its assets in New York Municipal Bonds. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 4.28% based on market price and 2.85% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 2.66% based on market price and 2.85% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s lower-quality investment grade holdings contributed positively to performance as the tightening of credit spreads drove their outperformance over higher-quality bonds during the period. Additional positive performance came from the Trust’s allocations to the higher-yielding housing, corporate and transportation sectors. The Trust also benefited from the roll-down effect, whereby effective maturities become shorter with the passing of the year and therefore bonds are evaluated at lower yield levels, which, in a steep yield curve environment, results in higher prices.

•

Detracting from performance was the Trust’s neutral-to-long average duration (greater sensitivity to interest rates) as most of the municipal yield curve experienced slightly higher yields and lower bond prices. The Trust’s yield curve positioning favoring longer-dated maturities also had a negative effect. Exposure to Puerto Rico credits detracted from results as the commonwealth’s deteriorating credit metrics and ratings downgrades led to the underperformance of those issues. The Trust held limited exposure to tobacco, which was the strongest performing sector during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 28, 2013 ($16.06)[1]	5.72%
Tax Equivalent Yield[2]	10.11%
Current Monthly Distribution per Common Share[3]	$0.0765
Current Annualized Distribution per Common Share[3]	$0.9180
Economic Leverage as of February 28, 2013[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The new distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock MuniHoldings New York Quality Fund, Inc.

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$16.06	$15.86	1.26%	$17.10	$15.21
Net Asset Value	$15.62	$15.64	(0.13)%	$16.11	$15.44

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
Transportation	25%	28%
County/City/Special District/School District	25	28
Education	14	11
State	13	11
Utilities	8	9
Health	6	6
Housing	5	3
Tobacco	2	2
Corporate	2	2

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	10%	10%
AA/Aa	51	51
A	25	25
BBB/Baa	11	11
BB/Ba	1	2
Not Rated[2]	2	1

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2013 and August 31, 2012, the market value of these securities was $2,030,631 and $2,036,337, each representing less than 1%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]

Calendar Year Ended December 31,
2013	11%
2014	9
2015	10
2016	6
2017	11

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	9

Trust Summary as of February 28, 2013	BlackRock New Jersey Municipal Bond Trust

Trust Overview

BlackRock New Jersey Municipal Bond Trust’s (BLJ) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New Jersey gross income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey gross income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 5.24% based on market price and 3.45% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 2.03% based on market price and 3.50% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s holdings in the corporate, health and education sectors contributed positively to performance for the period. Particularly strong returns came from the Trust’s lower-quality holdings in those sectors, which benefited from strong demand as investors sought higher-yielding investments in the low interest rate environment.

•

Conversely, exposure to Puerto Rico sales tax bonds had a negative impact on performance as the continued decline of the local economy and concerns about credit rating downgrades resulted in falling prices across Puerto Rico-issued securities broadly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2013 ($17.09)[1]	5.13%
Tax Equivalent Yield[2]	9.06%
Current Monthly Distribution per Common Share[3]	$0.073
Current Annualized Distribution per Common Share[3]	$0.876
Economic Leverage as of February 28, 2013[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock New Jersey Municipal Bond Trust

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$17.09	$16.66	2.58%	$19.18	$16.66
Net Asset Value	$16.81	$16.67	0.84%	$17.34	$16.38

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
State	26%	36%
Transportation	22	11
Education	18	18
Health	9	9
Housing	7	8
Corporate	7	7
County/City/Special District/School District	6	6
Utilities	5	5

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	8%	8%
AA/Aa	37	38
A	38	36
BBB/Baa	6	6
BB/Ba	4	5
B	4	4
Not Rated[2]	3	3

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2013 and August 31, 2012, the market value of these securities was $1,023,830 and $1,025,320, each representing 2%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]

Calendar Year Ended December 31,
2013	4%
2014	6
2015	—
2016	2
2017	2

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	11

Trust Summary as of February 28, 2013	BlackRock New York Municipal Bond Trust

Trust Overview

BlackRock New York Municipal Bond Trust’s (BQH) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 6.70% based on market price and 4.38% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 2.66% based on market price and 2.85% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s lower-quality investment grade holdings contributed positively to performance as the tightening of credit spreads drove their outperformance over higher-quality bonds during the period. Additional positive performance came from the Trust’s allocations to the higher-yielding health, corporate and education sectors. The Trust also benefited from the roll-down effect, whereby effective maturities become shorter with the passing of the year and therefore bonds are evaluated at lower yield levels, which, in a steep yield curve environment, results in higher prices.

•

Detracting from performance was the Trust’s neutral-to-long average duration (greater sensitivity to interest rates) as most of the municipal yield curve experienced slightly higher yields and lower bond prices. The Trust’s yield curve positioning favoring longer-dated maturities also had a negative effect. Exposure to Puerto Rico credits detracted from results as the commonwealth’s deteriorating credit metrics and ratings downgrades led to the underperformance of those issues. The Trust held limited exposure to tobacco, which was the strongest performing sector during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2013 ($16.99)[1]	5.01%
Tax Equivalent Yield[2]	8.85%
Current Monthly Distribution per Common Share[3]	$0.071
Current Annualized Distribution per Common Share[3]	$0.852
Economic Leverage as of February 28, 2013[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The Monthly Distribution per Common Share, declared on March 1, 2013, was decreased to $0.0665 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock New York Municipal Bond Trust

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$16.99	$16.56	2.60%	$17.27	$15.99
Net Asset Value	$16.59	$16.53	0.36%	$17.44	$16.24

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
County/City/Special District/School District	26%	27%
Education	19	17
Health	13	12
Transportation	11	11
Corporate	11	11
Utilities	8	9
State	7	9
Housing	5	4

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	13%	13%
AA/Aa	35	33
A	34	37
BBB/Baa	10	10
BB/Ba	2	1
Not Rated	6	6

[1]	Using the higher of S&P’s or Moody’s ratings.

Call/Maturity Schedule[2]

Calendar Year Ended December 31,
2013	5%
2014	—
2015	2
2016	4
2017	7

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	13

Trust Summary as of February 28, 2013	BlackRock New York Municipal Income Quality Trust

Trust Overview

BlackRock New York Municipal Income Quality Trust’s (BSE) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax, and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (including the alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests primarily in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 8.05% based on market price and 2.76% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 2.66% based on market price and 2.85% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s lower-quality investment grade holdings contributed positively to performance as the tightening of credit spreads drove their outperformance over higher-quality bonds during the period. Additional positive performance came from the Trust’s allocations to the higher-yielding education, health and corporate sectors. The Trust also benefited from the roll-down effect, whereby effective maturities become shorter with the passing of the year and therefore bonds are evaluated at lower yield levels, which, in a steep yield curve environment, results in higher prices.

•

Detracting from performance was the Trust’s neutral-to-long average duration (greater sensitivity to interest rates) as most of the municipal yield curve experienced slightly higher yields and lower bond prices. The Trust’s yield curve positioning favoring longer-dated maturities also had a negative effect. Exposure to Puerto Rico credits detracted from results as the commonwealth’s deteriorating credit metrics and ratings downgrades led to the underperformance of those issues. The Trust held limited exposure to tobacco, which was the strongest performing sector during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2013 ($16.55)[1]	5.18%
Tax Equivalent Yield[2]	9.15%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 28, 2013[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The Monthly Distribution per Common Share, declared on March 1, 2013, was decreased to $0.0675 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock New York Municipal Income Quality Trust

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$16.55	$15.74	5.15%	$17.28	$15.60
Net Asset Value	$15.51	$15.51	0.00%	$16.07	$15.29

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
Education	24%	22%
County/City/Special District/School District	23	23
Transportation	21	20
Utilities	12	13
State	9	9
Health	8	11
Housing	2	—
Corporate	1	2

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	13%	12%
AA/Aa	46	42
A	28	28
BBB/Baa	7	12
BB/Ba	2	2
Not Rated[2]	4	4

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2013 and August 31, 2012, the market value of these securities was $6,208,220, representing 4%, and $3,250,435, representing 2%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]

Calendar Year Ended December 31,
2013	10%
2014	7
2015	5
2016	2
2017	8

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	15

Trust Summary as of February 28, 2013	BlackRock New York Municipal Income Trust II

Trust Overview

BlackRock New York Municipal Income Trust II’s (BFY) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 3.51% based on market price and 3.47% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 2.66% based on market price and 2.85% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s lower-quality investment grade holdings contributed positively to performance as the tightening of credit spreads drove their outperformance over higher-quality bonds during the period. Additional positive performance came from the Trust’s allocations to the higher-yielding health, corporate and education sectors. The Trust also benefited from the roll-down effect, whereby effective maturities become shorter with the passing of the year and therefore bonds are evaluated at lower yield levels, which, in a steep yield curve environment, results in higher prices.

•

Detracting from performance was the Trust’s neutral-to-long average duration (greater sensitivity to interest rates) as most of the municipal yield curve experienced slightly higher yields and lower bond prices. The Trust’s yield curve positioning favoring longer-dated maturities also had a negative effect. Exposure to Puerto Rico credits detracted from results as the commonwealth’s deteriorating credit metrics and ratings downgrades led to the underperformance of those issues. The Trust held limited exposure to tobacco, which was the strongest performing sector during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2013 ($16.91)[1]	5.46%
Tax Equivalent Yield[2]	9.65%
Current Monthly Distribution per Common Share[3]	$0.077
Current Annualized Distribution per Common Share[3]	$0.924
Economic Leverage as of February 28, 2013[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The Monthly Distribution per Common Share, declared on March 1, 2013, was decreased to $0.070 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock New York Municipal Income Trust II

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$16.91	$16.81	0.59%	$17.23	$15.79
Net Asset Value	$16.18	$16.09	0.56%	$16.72	$15.84

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
County/City/Special District/School District	23%	28%
Health	15	14
Transportation	14	12
Education	12	12
State	12	8
Corporate	9	10
Utilities	9	10
Housing	6	6

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	12%	13%
AA/Aa	33	34
A	34	33
BBB/Baa	12	12
BB/Ba	3	2
Not Rated[2]	6	6

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2013 and August 31, 2012, the market value of these securities was $1,887,625, representing 1%, and $316,389, representing less than 1%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]

Calendar Year Ended December 31,
2013	12%
2014	—
2015	7
2016	5
2017	11

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	17

Trust Summary as of February 28, 2013	BlackRock Virginia Municipal Bond Trust

Trust Overview

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Virginia personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Virginia personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 9.82% based on market price and 2.87% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 1.11% based on market price and 2.91% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s positive performance was derived mainly from its coupon income component as municipal market performance during the six-month period, although positive, was less robust than it had been in the prior eighteen months. The Trust benefited from its bond holdings with coupon rates at 6% or higher due to positive price movement in that segment. Exposure to lower-quality investment grade credits boosted results given strong demand from investors seeking higher-yielding investments in the low interest rate environment.

•

Interest rates inched higher during the period, which negatively impacted performance (bond prices fall as rates rise). Exposure to Puerto Rico debt detracted from performance as concerns about credit rating agency downgrades resulted in wider credit spreads (falling prices) for Puerto Rico municipal securities broadly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2013 ($20.99)[1]	4.46%
Tax Equivalent Yield[2]	7.88%
Current Monthly Distribution per Common Share[3]	$0.078
Current Annualized Distribution per Common Share[3]	$0.936
Economic Leverage as of February 28, 2013[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The Monthly Distribution per Common Share, declared on March 1, 2013, was decreased to $0.073 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

BlackRock Virginia Municipal Bond Trust

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$20.99	$19.58	7.20%	$22.85	$19.15
Net Asset Value	$16.81	$16.74	0.42%	$17.27	$16.49

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
Health	20%	20%
Education	18	18
Transportation	15	15
State	13	13
Housing	11	10
Utilities	8	8
County/City/Special District/School District	8	9
Corporate	7	7

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	20%	18%
AA/Aa	45	46
A	14	18
BBB/Baa	7	8
Not Rated[2]	14	10

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2013 and August 31, 2012, the market value of these securities was $2,798,775 and $2,794,845, each representing 7%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]

Calendar Year Ended December 31,
2013	3%
2014	5
2015	—
2016	1
2017	4

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	19

Trust Summary as of February 28, 2013	The Massachusetts Health & Education Tax-Exempt Trust

Trust Overview

The Massachusetts Health & Education Tax-Exempt Trust’s (MHE) (the “Trust”) investment objective is to provide as high a level of current income exempt from both regular federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in tax-exempt obligations (including bonds, notes and capital lease obligations) issued on behalf of Massachusetts not-for-profit health and education institutions (“Massachusetts Health & Education Obligations”). The Trust invests, under normal market conditions, at least 80% of its assets in Massachusetts Health & Education Obligations and at least 80% of its assets in obligations that are rated investment grade at the time of investment. Under normal market conditions, the Trust invests its assets so that at least 80% of the income generated by the Trust is exempt from federal income taxes, including federal alternative minimum tax, and Massachusetts personal income taxes. The Trust invests primarily in long term municipal obligations with maturities of more than ten years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2013, the Trust returned 5.43% based on market price and 3.19% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 1.11% based on market price and 2.91% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s holdings in the education and health sectors contributed positively to performance for the period. Particularly strong returns came from the Trust’s lower-quality holdings in those sectors, which benefited from strong demand as investors sought higher-yielding investments in the low interest rate environment.

•

Conversely, exposure to Puerto Rico sales tax bonds had a negative impact on performance as the continued decline of the local economy and concerns about credit rating downgrades resulted in falling prices across Puerto Rico-issued securities broadly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 28, 2013 ($15.33)[1]	4.89%
Tax Equivalent Yield[2]	8.64%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.7500
Economic Leverage as of February 28, 2013[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

The Massachusetts Health & Education Tax-Exempt Trust

Market Price and Net Asset Value

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/13	8/31/12	Change	High	Low
Market Price	$15.33	$14.91	2.82%	$16.69	$14.60
Net Asset Value	$14.44	$14.35	0.63%	$14.93	$14.15

The following charts show the sector allocation, credit quality allocation and call/maturity schedule of the Trust’s long-term investments:

Sector Allocation

	2/28/13	8/31/12
Education	58%	58%
Health	21	20
State	17	17
Housing	4	5

Credit Quality Allocation[1]

	2/28/13	8/31/12
AAA/Aaa	7%	7%
AA/Aa	50	51
A	33	32
BBB/Baa	9	9
Not Rated[2]	1	1

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2013 and August 31, 2012, the market value of these securities was $645,761 and $755,717, each representing 1%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]

Calendar Year Ended December 31,
2013	9%
2014	—
2015	16
2016	2
2017	11

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	21

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 120.1%
Corporate — 0.9%
Maryland EDC, Refunding RB, Potomac Electric Power Co., 6.20%, 9/01/22	$250	$308,878
County/City/Special District/School District — 21.9%
City of Annapolis Maryland, Tax Allocation Bonds, Park Place Project, Series A, 5.35%, 7/01/34	483	487,521
City of Baltimore Maryland, Special Tax Bonds, SO, Harborview Lot No. 2, 6.50%, 7/01/31	960	979,565
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement Bonds, Series A, 5.00%, 7/01/26	500	602,655
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,532,160
State of Maryland, First Series B, 5.00%, 3/15/22	250	303,755
State of Maryland, GO, State & Local Facilities Loan, Second Series B, 3.00%, 8/01/27	2,500	2,581,450
State of Maryland, GO, Refunding, State & Local Facilities Loan, Third Series C, 5.00%, 11/01/20	500	633,665

		7,120,771
Education — 26.9%
Anne County Arundel, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	560,643
3.25%, 9/01/28	360	366,080
Maryland EDC, Refunding RB, University Village at Shepard Pratt, 5.00%, 7/01/33	1,000	1,095,630
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,146,050
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,218,730
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	500	537,920
Loyola University Maryland Issue, Series A, 5.00%, 10/01/39	900	1,031,265
Maryland Institute College of Art, 5.00%, 6/01/29	500	566,460
Notre Dame Maryland University, 5.00%, 10/01/42	500	538,250
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	1,043,320
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	500	637,100

		8,741,448
Municipal Bonds	Par (000)	Value
Maryland (continued)
Health — 23.5%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	$500	$500,795
County of Montgomery Maryland, Refunding RB, 5.00%, 12/01/40	1,000	1,123,490
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	282,688
Maryland Health & Higher Educational Facilities Authority, RB, Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,085,190
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/27	500	585,365
Charlestown Community, 6.25%, 1/01/41	1,000	1,142,870
Doctor’s Community Hospital, 5.75%, 7/01/38	500	561,245
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,246,000
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,101,210

		7,628,853
Housing — 15.2%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	1,000	1,043,860
Housing, Series A, 4.05%, 7/01/42	1,220	1,254,685
Residential, Series A, 5.05%, 9/01/39	500	535,315
Residential, Series B, 4.75%, 9/01/39	150	158,242
Maryland Community Development Administration, Refunding RB, Residential, Series B, 5.25%, 9/01/35	1,755	1,949,015

		4,941,117
Transportation — 14.9%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	569,470
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	569,470
Maryland State Department of Transportation, RB, Series B, 4.00%, 5/15/22	1,000	1,129,150
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport, Series A, AMT, 4.00%, 6/01/29	1,925	2,042,714
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Parking Projects, AMT, 5.00%, 3/01/23	445	532,651

		4,843,455

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Corp.	HDA	Housing Development Authority
	AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
	AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
	BARB	Building Aid Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	BHAC	Berkshire Hathaway Assurance Corp.	PILOT	Payment in Lieu of Taxes
	BOCES	Board of Cooperative Educational Services	Radian	Radian Financial Guaranty
	CAB	Capital Appreciation Bonds	RB	Revenue Bonds
	CIFG	CDC IXIS Financial Guaranty	SBPA	Standby Bond Purchase Agreement
	COP	Certificates of Participation	S/F	Single-Family
	EDA	Economic Development Authority	SO	Special Obligation
	EDC	Economic Development Corp.	SONYMA	State of New York Mortgage Agency
	ERB	Education Revenue Bonds	Syncora	Syncora Guarantee
	FHA	Federal Housing Administration	VRDN	Variable Rate Demand Note
	GO	General Obligation Bonds

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Utilities — 16.8%
City of Baltimore Maryland, Refunding RB, Wastewater Projects, Series A (NPFGC):
5.20%, 7/01/32	$2,250	$2,258,483
5.13%, 7/01/42	1,500	1,505,550
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	557,295
Montgomery County, RB, Series A:
5.00%, 4/01/31	500	580,055
5.00%, 4/01/32	500	577,945

		5,479,328
Total Municipal Bonds in Maryland		39,063,850

District of Columbia — 3.5%
Transportation — 3.5%
Washington Metropolitan Area Transit Authority, Refunding RB, Transit, Series A, 5.13%, 7/01/32	1,000	1,132,960

Guam — 2.8%
State — 2.2%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	250	277,840
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	410	457,306

		735,146
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	175	193,625
Total Municipal Bonds in Guam		928,771

Multi-State — 6.7%
Housing — 6.7%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (a)(b)	2,000	2,179,480

Puerto Rico — 5.0%
State — 5.0%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	130	139,095
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.38%, 7/01/33	350	350,045
Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$1,000	$1,127,920
Total Municipal Bonds in Puerto Rico		1,617,060
Total Municipal Bonds — 138.1%		44,922,121

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Maryland — 13.9%
Health — 3.5%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 5.00%, 11/15/51	1,000	1,114,132
Transportation — 10.4%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	3,000	3,384,540
Total Municipal Bonds Transferred to Tender Option Bond Trusts in Maryland		4,498,672

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	300	327,486
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.9%		4,826,158
Total Long-Term Investments (Cost — $46,976,374) — 153.0%		49,748,279

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	741,402	741,402
Total Short-Term Securities (Cost — $741,402) — 2.3%		741,402
Total Investments (Cost — $47,717,776) — 155.3%		50,489,681
Other Assets Less Liabilities — 1.3%		430,323
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.4)%		(2,400,833)
VRDP Shares, at Liquidation Value — (49.2)%		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$32,519,171

Notes to Schedule of investments

(a)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
FFI Institutional Tax-Exempt Fund	180,661	560,741	741,402	$97

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	23

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$49,748,279	—	$49,748,279
Short-Term Securities	$741,402	—	—	741,402

Total	$741,402	$49,748,279	—	$50,489,681

[1]   See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(2,400,000)	—	$(2,400,000)
VRDP Shares	—	(16,000,000)	—	(16,000,000)

Total	—	$(18,400,000)	—	$(18,400,000)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.8%
Corporate — 3.3%
New York City IDA, Refunding RB, AMT:
Series A, 5.00%, 7/01/28	$820	$870,865
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	1,500	1,654,800
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	4,500	5,361,255
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,608,870
Suffolk County IDA New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,400,248

		15,896,038
County/City/Special District/School District — 28.4%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp., Project, Series A, 5.38%, 10/01/41	1,000	1,145,510
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,703,229
Sub-Series A-1, 4.00%, 10/01/34	870	922,644
Sub-Series A-1, 5.00%, 10/01/34	1,630	1,899,928
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,844,336
City of New York, New York, GO, Refunding:
Series B, 3.00%, 8/01/31	1,500	1,454,385
Series I, 5.00%, 8/01/32	490	573,437
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,336,394
5.00%, 12/01/36	1,100	1,273,800
Erie County IDA, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,151,050
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,515,041
(AGC), 5.00%, 2/15/47	7,370	7,896,144
(AGM), 5.00%, 2/15/47	7,530	8,067,567
(NPFGC), 4.50%, 2/15/47	14,505	15,128,570
(NPFGC), 5.00%, 2/15/47	1,500	1,605,345
(NPFGC), 5.00%, 2/15/47	305	326,774
New York City IDA, RB, PILOT:
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	936,504
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,611,965
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	8,140	8,324,859
Yankee Stadium (AGC), 4.53%, 3/01/39 (b)	1,380	430,215
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,200	2,293,280
Yankee Stadium (NPFGC), 5.00%, 3/01/46	9,500	9,807,705
New York City Transitional Finance Authority, RB, Future Tax Secured (NPFGC):
Series C, 5.00%, 2/01/14 (c)	1,830	1,908,452
Series C, 5.00%, 2/01/33	8,170	8,473,679
Series E, 5.25%, 2/01/22	45	45,201
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured Revenue, Series A (NPFGC), 5.00%, 11/15/26	245	245,943
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,295,930
5.00%, 11/15/35	1,150	1,257,295
5.00%, 11/15/44	4,955	5,410,364
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	$1,710	$1,954,958
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,464,800
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	2,780	3,080,462
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,510,100
Oneida-Herkimer Solid Waste Management Authority New York, Refunding RB, Solid Waste System (AGM), 5.50%, 4/01/13	1,800	1,807,992
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	2,500	2,690,075
5.00%, 10/15/32	17,175	18,329,847
St. Lawrence County IDA, RB, Clarkson University Project, 6.00%, 9/01/34	300	363,129
Syracuse IDA New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,130,535
Tompkins County IDA, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	579,715

		137,797,159
Education — 18.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,369,269
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	4,050	4,481,244
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	530	586,302
Madison County IDA New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,239,080
New York City IDA, Refunding RB, Nightingale-Bamford School (AMBAC), 5.25%, 1/15/17	1,200	1,204,824
New York City Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	6,300	6,631,884
Carnegie Hall, Series A, 4.75%, 12/01/39	3,150	3,428,491
Carnegie Hall, Series A, 5.00%, 12/01/39	1,850	2,043,750
New York State Dormitory Authority, RB:
Convent Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,083,963
Fordham University, Series A, 5.00%, 7/01/28	175	203,740
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,608,159
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,211,540
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,101,210
New School (AGM), 5.50%, 7/01/43	3,265	3,713,840
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,682,300
New York University, Series B, 5.00%, 7/01/34	400	461,424

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	25

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
New York University, Series B, 5.00%, 7/01/42	$3,000	$3,443,400
New York University, Series C, 5.00%, 7/01/38	2,000	2,271,680
Siena College, 5.13%, 7/01/39	1,345	1,481,127
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	852,390
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,672,245
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,152,210
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	5,100	5,501,778
New York University, Series A, 5.00%, 7/01/37	4,180	4,871,330
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,530,868
Rochester Institute of Technology, 4.00%, 7/01/33	1,605	1,702,584
Rochester Institute of Technology, 5.00%, 7/01/38	500	576,520
Rochester Institute of Technology, 5.00%, 7/01/42	750	857,588
Rockefeller University, Series B, 4.00%, 7/01/38	3,085	3,254,737
Saint John’s University, Series A, 5.00%, 7/01/27	370	438,831
Saint John’s University, Series A, 5.00%, 7/01/28	500	588,500
Third General Resolution, State University Educational Facilities, Series A , 5.00%, 5/15/29	1,000	1,187,370
Orange County Funding Corp., Refunding RB, Mount State Mary College, Series A:
5.00%, 7/01/37	715	799,198
5.00%, 7/01/42	445	494,030
St. Lawrence County IDA, RB, Clarkson University Project, 5.38%, 9/01/41	125	143,306
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	582,945
5.25%, 7/01/36	700	796,712
Westchester County IDA New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.75%, 12/01/31	7,000	7,080,920

		87,331,289
Health — 9.5%
Dutchess County IDA, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	569,005
Monroe County Industrial Development Corp., RB, The Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,317,954
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	3,925	4,525,368
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	2,025,918
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,580,525
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	6,039,495
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
Montefiore Hospital (NPFGC), 5.00%, 8/01/33	$1,000	$1,062,070
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (c)	3,895	4,158,029
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,825	2,080,354
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	1,250	1,323,988
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	1,500	1,588,785
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	480	542,093
NYU Hospital Center, Series A, 5.75%, 7/01/31	2,680	3,173,924
NYU Hospital Center, Series A, 6.00%, 7/01/40	1,800	2,115,774
New York State Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,000	1,059,890
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	2,000	2,258,600
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	7,375	8,494,746
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,074,830

		45,991,348
Housing — 6.5%
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	784,350
Series A-1-A, 5.45%, 11/01/46	1,335	1,386,264
Series C, 5.00%, 11/01/26	1,250	1,300,663
Series C, 5.05%, 11/01/36	2,000	2,111,000
Series H-1, 4.70%, 11/01/40	1,000	1,022,690
Series H-2-A, 5.20%, 11/01/35	835	873,719
Series H-2-A, 5.35%, 5/01/41	600	636,564
New York City Housing Development Corp., Refunding RB, M/F Housing, Series L-2-A, 4.00%, 5/01/44 (d)	4,000	4,009,400
New York Mortgage Agency, RB, Series 145, AMT, 5.13%, 10/01/37	880	915,077
New York Mortgage Agency, Refunding RB, AMT:
Series 97, 5.50%, 4/01/31	460	460,621
Series 133, 4.95%, 10/01/21	685	712,105
Series 143, 4.85%, 10/01/27	1,085	1,130,353
Series 143, 4.90%, 10/01/37	743	767,349
Series 143 (NPFGC), 4.85%, 10/01/27	2,000	2,100,640
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,028,400
New York State HFA, RB, Affordable Housing, Series E (SONYMA):
3.40%, 11/01/37	4,755	4,624,475
3.50%, 11/01/42	4,225	4,145,908
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,631,085
Yonkers IDA New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,095,360

		31,736,023

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State — 12.3%
New York City Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	$1,510	$1,588,233
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,531,560
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,491,040
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,426,687
Series S-1, 4.00%, 7/15/42	1,000	1,040,470
Series S-2 (AGM), 5.00%, 1/15/37	3,750	4,017,000
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	5,013,540
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	2,320	2,632,922
New York State Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/42	1,500	1,711,890
General Purpose, Series E, 5.00%, 2/15/31	2,645	3,126,443
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	286,125
Mental Health Facilities, Series B, 5.25%, 2/15/14 (c)	1,550	1,622,168
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	5,081,400
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,747,825
New York State Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	495,909
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,520
New York State Thruway Authority, RB, Second General:
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,726,513
Series B, 5.00%, 4/01/27	1,000	1,148,110
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 4/01/32	1,000	1,173,730
New York State Urban Development Corp., RB, State Personal Income Tax:
Series A, 3.50%, 3/15/28	1,660	1,769,079
Series C-1 (NPFGC), 5.00%, 3/15/13 (c)	3,000	3,006,780
State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/14 (c)	2,000	2,098,260

		59,743,204
Tobacco — 3.8%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A-1 (AMBAC):
5.25%, 6/01/20	5,000	5,063,050
5.25%, 6/01/21	13,275	13,440,672

		18,503,722
Transportation — 28.2%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,174,350
Series C, 6.50%, 11/15/28	6,015	7,654,268
Series D, 5.25%, 11/15/41	2,250	2,550,645
Series H, 5.00%, 11/15/25	1,000	1,198,640
Series H, 4.00%, 11/15/34	2,295	2,379,135
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	2,500	2,829,500
Series F, 5.00%, 11/15/30	3,160	3,683,201
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction:
5.00%, 12/15/41	6,000	6,773,040
5.25%, 12/15/43	11,500	13,199,585
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
New York State Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/24	$1,000	$1,206,880
General, Series I, 4.13%, 1/01/42	1,750	1,817,637
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,380,250
Series G (AGM), 4.75%, 1/01/29	1,250	1,349,125
Series G (AGM), 4.75%, 1/01/30	1,030	1,115,037
Series G (AGM), 5.00%, 1/01/32	3,450	3,766,468
Series I, 5.00%, 1/01/37	3,315	3,749,398
Series I, 5.00%, 1/01/42	1,970	2,208,882
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,759,824
Port Authority of New York & New Jersey, RB:
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,648,625
Consolidated, 124th Series, AMT, 5.00%, 8/01/36	750	750,255
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,860,775
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 5.90%, 12/01/17	4,000	4,006,440
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	8,534,857
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	26,725	26,734,888
Port Authority of New York & New Jersey, Refunding RB, Consolidated, AMT, 177th Series,, 4.00%, 1/15/43	2,500	2,524,350
Triborough Bridge & Tunnel Authority, RB (c):
Sub-Series A (NPFGC), 5.25%, 11/15/13	6,000	6,183,540
Subordinate Bonds (AMBAC), 5.00%, 11/15/13	1,965	2,031,594
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/36	1,000	1,169,240
Series A, 3.13%, 11/15/32	2,045	1,974,631
Series B, 5.00%, 11/15/31	430	511,967
Series B, 4.00%, 11/15/32	500	542,285
Series C, 5.00%, 11/15/38	1,385	1,603,664
Series E (NPFGC), 5.25%, 11/15/23	3,650	3,665,512
Series E (NPFGC), 5.00%, 11/15/32	3,645	3,657,685
Sub-Series A, 5.00%, 11/15/29	875	1,047,515
Sub-Series A,, 5.00%, 11/15/28	2,500	3,002,775

		137,246,463
Utilities — 9.8%
Long Island Power Authority, RB:
General, Series A, 5.00%, 5/01/36	2,375	2,671,186
Series A (AMBAC), 5.00%, 9/01/29	3,000	3,163,260
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,790,100
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,858,575
Series A (AGC), 5.75%, 4/01/39	1,000	1,198,180
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	3,500	3,902,885
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,170,190
Second Generation Resolution, Series FF, 5.00%, 6/15/31	1,500	1,742,205

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	27

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded) :
Series A (AGM), 4.25%, 6/15/39	$1,700	$1,780,818
Series DD, 5.00%, 6/15/32	5,750	6,620,263
Series DD (AGM), 4.50%, 6/15/39	2,500	2,641,175
Series FF, 4.00%, 6/15/45	1,975	2,036,877
Series FF, 5.00%, 6/15/45	2,100	2,374,743
New York State Environmental Facilities Corp., RB, Long Island Water Corp. Project, Series A, AMT (NPFGC), 4.90%, 10/01/34	6,000	6,118,500
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,754,112
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,977,268

		47,800,337
Total Municipal Bonds in New York		582,045,583

Guam — 1.3%
Transportation — 1.0%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	3,700	3,713,579
5.25%, 10/01/22	1,050	1,053,853

		4,767,432
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,253,619
Total Municipal Bonds in Guam		6,021,051

Puerto Rico — 9.9%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,666,000
State — 6.1%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	1,970	2,153,663
Sub-Series C-7, 6.00%, 7/01/27	1,400	1,489,754
Sub-Series C-7, 6.00%, 7/01/28	4,000	4,235,080
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 6.14%, 7/01/34	9,300	2,560,476
(AMBAC), 6.28%, 7/01/37	2,200	488,136
(NPFGC), 6.11%, 7/01/33	5,500	1,618,100
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (NPFGC), 5.95%, 7/01/31 (b)	10,280	3,507,125
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,500	2,626,475
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	1,000	1,036,930
5.75%, 8/01/37	3,000	3,241,830
(AGM), 5.00%, 8/01/40	1,905	2,023,910
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.60%, 8/01/41 (b)	11,000	2,289,980

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (concluded):
CAB, Series A (NPFGC), 5.65%, 8/01/43 (b)	$2,500	$459,175
Senior Series C, 5.25%, 8/01/40	1,530	1,670,179

		29,400,813
Transportation — 2.8%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	5,025	6,008,041
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA, 4.95%, 7/01/26	3,000	3,269,220
Series CC, 5.50%, 7/01/29	1,795	2,066,494
Series CC, 5.50%, 7/01/31	1,855	2,112,418

		13,456,173
Utilities — 0.5%
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/13 (c)	940	955,801
Series RR (NPFGC), 5.00%, 7/01/24	1,000	1,025,920
Puerto Rico Electric Power Authority, Refunding RB, Series V (NPFGC), 5.25%, 7/01/30	500	509,685

		2,491,406
Total Municipal Bonds in Puerto Rico		48,014,392
Total Municipal Bonds – 131.0%		636,081,026

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 31.5%
County/City/Special District/School District — 12.0%
City of New York, New York, GO:
Series J, 5.00%, 5/15/23	6,800	7,186,104
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (f)	10,000	12,283,200
New York City Transitional Finance Authority, RB, Future Tax Secured Sub-Series D 1, 5.00%, 11/01/38	1,650	1,900,338
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	18,000	19,679,400
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,236,280
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	2,010	2,082,601
7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,972,085
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,776,200
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	4,003	4,272,147

		58,388,355
Education — 4.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	6,066,100
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	4,448	5,128,494

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB, New York University, Series A:
5.00%, 7/01/38	$5,498	$6,245,552
(AMBAC), 5.00%, 7/01/37	2,999	3,347,306
New York State Dormitory Authority, Refunding LRB, 5.00%, 7/01/42	1,480	1,702,607

		22,490,059
Housing — 0.7%
New York State Mortgage Agency, RB, 48th Series, 3.70%, 10/01/38	3,200	3,213,024
State — 1.2%
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	5,458	6,126,346
Transportation — 9.7%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	5,999	7,140,333
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,902,013
New York State Thruway Authority, Refunding RB (AGM):
Series G, 5.00%, 1/01/32	12,000	13,100,760
Series H, 5.00%, 1/01/37	8,500	9,517,535
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,500,461

		47,161,102
Utilities — 3.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,778,280
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/32	7,151	8,314,265
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded):
Series FF-2, 5.50%, 6/15/40	$2,399	$2,841,222

		15,933,767
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New York		153,312,653

Puerto Rico — 1.8%
State — 1.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.00%, 8/01/40	8,000	8,590,880
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.3%		161,903,533
Total Long-Term Investments (Cost — $742,912,717) — 164.3%		797,984,559

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	8,838,731	8,838,731
Total Short-Term Securities (Cost — $8,838,731) — 1.8%		8,838,731
Total Investments (Cost — $751,751,448) — 166.1%		806,823,290
Other Assets Less Liabilities — 0.3%		1,494,873
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.3)%		(79,018,894)
VRDP Shares, at Liquidation Value — (50.1)%		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$485,699,269

Notes to Schedule of investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$4,009,400	$9,400

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $5,000,000.

(g)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF New York Municipal Money Fund	9,529,494	(690,763)	8,838,731	$409

(h)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	29

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(60)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	$8,626,875	$(3,844)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust ‘s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust ‘s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$797,984,559	—	$797,984,559
Short-Term Securities	$8,838,731	—	—	8,838,731

Total	$8,838,731	$797,984,559	—	$806,823,290

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(3,844)	—	—	$(3,844)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$180,000	—	—	$180,000
Liabilities:
Bank overdraft	—	$(351,617)	—	(351,617)
TOB certificates	—	(78,986,820)	—	(78,986,820)
VRDP Shares	—	(243,600,000)	—	(243,600,000)

Total	$180,000	$(322,938,437)	—	$(322,758,437)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 121.8%
Corporate — 10.7%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (a)(b)	$560	$41,675
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 7.00%, 11/15/30 (c)	2,335	2,344,247
New Jersey EDA, Refunding RB, American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	475	530,162
Series B, 5.60%, 11/01/34	395	448,819
Salem County Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	832,012

		4,196,915
County/City/Special District/School District — 9.4%
Bergen County New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, 5.00%, 9/15/34	245	291,234
City of Margate City New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	267,124
5.00%, 1/15/28	110	126,920
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	529,692
5.50%, 10/01/29	790	1,050,313
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	890,200
Union County Improvement Authority, RB, Guaranteed Lease-Family Court Building Project, 5.00%, 5/01/42	470	533,582

		3,689,065
Education — 22.2%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	500	570,710
Series S, 5.00%, 9/01/36	280	301,028
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	1,345	1,588,068
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	180	202,923
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,112,343
Georgian Court University, Series D, 5.00%, 7/01/33	150	158,673
Kean University, Series A, 5.50%, 9/01/36	700	801,430
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	236,599
Ramapo College, Series B, 5.00%, 7/01/42	85	96,166
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	450	562,693
New Jersey Higher Education Student Assistance Authority, RB, Student Loan Revenue, Series 1A, AMT, 5.00%, 12/01/22	915	1,050,411
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	640	723,034
Series 1A, 5.00%, 12/01/25	165	182,629
Series 1A, 5.00%, 12/01/26	125	137,789
Series 1A, 5.13%, 12/01/27	295	328,152
Series 1A, 5.25%, 12/01/32	300	332,670
New Jersey Institute of Technology, RB, GO, Series A, 5.00%, 7/01/42	250	285,213

		8,670,531
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health — 14.4%
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	$150	$151,985
5.88%, 1/01/37	265	266,810
New Jersey EDA, Refunding RB:
First Mortgage Winchester, Series A, 5.80%, 11/01/31	1,000	1,023,830
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	490,060
New Jersey Health Care Facilities Financing Authority, RB (AGC):
Meridian Health, Series I, 5.00%, 7/01/38	245	262,505
Virtua Health, 5.50%, 7/01/38	400	445,124
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/26	305	351,677
AHS Hospital Corp., 6.00%, 7/01/41	610	750,208
South Jersey Hospital, 5.00%, 7/01/46	500	518,000
St. Barnabas Health, Series A, 5.00%, 7/01/25	45	52,844
St. Barnabas Health, Series A, 5.00%, 7/01/29	500	527,085
St. Barnabas Health, Series A, 5.63%, 7/01/32	180	204,804
St. Barnabas Health, Series A, 5.63%, 7/01/37	505	569,175

		5,614,107
Housing — 6.1%
New Jersey State Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.55%, 11/01/43	485	503,643
S/F Housing, Series CC, 5.00%, 10/01/34	455	492,915
Series A, 4.75%, 11/01/29	370	395,482
Series AA, 6.38%, 10/01/28	695	754,019
Series AA, 6.50%, 10/01/38	220	230,138

		2,376,197
State — 32.2%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 3.07%, 11/01/27 (d)	4,000	2,557,920
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	619,975
School Facilities Construction, Series KK, 5.00%, 3/01/38	245	277,899
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,000	1,169,990
New Jersey EDA, Refunding RB:
(AGM), 5.00%, 6/15/22	1,000	1,190,310
Cigarette Tax, 5.00%, 6/15/28	255	287,928
Cigarette Tax, 5.00%, 6/15/29	500	558,215
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,694,982
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	580,870
School Facilities Construction, Series GG, 5.25%, 9/01/26	1,000	1,187,850
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	545,665
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	600	678,420
5.25%, 6/15/28	200	225,516

		12,575,540
Transportation — 24.1%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	278,583

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	31

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	$195	$222,805
Series E, 5.25%, 1/01/40	370	414,078
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/30	445	520,757
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	325	389,201
CAB, Series C (AGM), 4.32%, 12/15/32 (d)	1,250	536,337
Series A, 6.00%, 6/15/35	1,275	1,563,507
Series A, 5.88%, 12/15/38	555	656,926
Series A, 5.50%, 6/15/41	830	966,792
Series A (AGC), 5.63%, 12/15/28	200	239,880
Series B, 5.00%, 6/15/42	1,000	1,098,840
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	450	533,218
Port Authority of New York & New Jersey, Refunding RB, Consolidated, AMT:
152nd Series, 5.75%, 11/01/30	525	613,825
172nd Series, 5.00%, 10/01/34	1,000	1,141,000
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	100	115,682
5.00%, 11/01/29	100	115,411

		9,406,842
Utilities — 2.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.23%, 9/01/33 (d)	650	275,483
Union County Utilities Authority, Refunding RB, New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	783,318

		1,058,801
Total Municipal Bonds in New Jersey		47,587,998

Multi-State — 5.6%
Housing — 5.6%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (e)(f)	2,000	2,179,480

Puerto Rico — 5.6%
State — 5.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	970	1,048,192
6.00%, 8/01/42	500	551,680
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	540	603,256
Total Municipal Bonds in Puerto Rico		2,203,128
Total Municipal Bonds — 133.0%		51,970,606

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 24.5%
Education — 6.0%
New Jersey EDA, RB, School Facilities Construction (AGC), 6.00%, 12/15/34	1,000	1,196,940
Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (concluded)
Education (concluded)
Rutgers State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	$990	$1,140,295

		2,337,235
State — 2.6%
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/29	869	1,017,994
Transportation — 10.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM), 5.00%, 12/15/32	600	683,286
Series B, 5.25%, 6/15/36	1,000	1,142,040
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,680,060
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	696,569

		4,201,955
Utilities — 5.1%
Union County Utilities Authority, Refunding LRB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	1,780	1,993,173
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New Jersey		9,550,357

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	370	403,907
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.5%		9,954,264
Total Long-Term Investments (Cost — $56,262,721) — 158.5%		61,924,870

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	521,100	521,100
Total Short-Term Securities (Cost — $521,100) — 1.3%		521,100
Total Investments (Cost — $56,783,821) — 159.8%		62,445,970
Other Assets Less Liabilities — 1.6%		607,921
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.5)%		(5,286,096)
VRDP Shares, at Liquidation Value — (47.9)%		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$39,067,795

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Notes to Schedule of investments

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(h)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF New Jersey Municipal Money Fund	891,865	(370,765)	521,100	—

(i)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust’s management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$61,924,870	—	$61,924,870
Short-Term Securities	$521,100	—	—	521,100

Total	$521,100	$61,924,870	—	$62,445,970

[1]   See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(5,283,730)	—	$(5,283,730)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	—	$(23,983,730)	—	$(23,983,730)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	33

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 121.0%
Corporate — 17.1%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$844,875
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	114,724
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/41	975	1,092,702
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b)(c):
7.63%, 8/01/25	750	849,173
7.75%, 8/01/31	1,000	1,137,210
New York City Industrial Development Agency, Refunding RB, Senior Series A, AMT, 5.00%, 7/01/28	690	732,801
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	750	893,542
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	375	392,831
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,325	1,358,098
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	505,195

		7,921,151
County/City/Special District/School District — 31.8%
City of New York, New York, GO:
Series A-1, 4.75%, 8/15/25	500	575,800
Series D, 5.38%, 6/01/32	15	15,061
Sub-Series A-1, 4.00%, 10/01/34	90	95,446
Sub-Series G-1, 5.00%, 4/01/28	250	295,633
Sub-Series G-1, 6.25%, 12/15/31	250	309,173
Sub-Series I-1, 5.38%, 4/01/36	450	534,357
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	695,649
(AGM), 5.00%, 2/15/47	750	803,542
(NPFGC), 4.50%, 2/15/47	1,100	1,147,289
(NPFGC), 5.00%, 2/15/47	465	497,657
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	580,500
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.64%, 3/01/41 (d)	5,155	1,425,718
CAB, Yankee Stadium (AGC), 4.71%, 3/01/43 (d)	2,000	494,100
CAB, Yankee Stadium Project, Series A (AGC), 4.65%, 3/01/42 (d)	500	131,670
CAB, Yankee Stadium Project, Series A (AGC), 4.78%, 3/01/45 (d)	950	209,114
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	117,063
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	510,645
Yankee Stadium (NPFGC), 5.00%, 3/01/46	175	180,668
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	990	1,080,981
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC) (concluded):
4.75%, 11/15/45	$500	$542,065
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, Series 2011, 5.00%, 11/15/31	750	857,437
4 World Trade Center Project, Series 2011, 5.75%, 11/15/51	340	402,900
7 World Trade Center Project, Series 2012, Class 2, 5.00%, 9/15/43	550	609,444
7 World Trade Center Project, Series 2012, Class 3, 5.00%, 3/15/44	520	562,011
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,350	1,554,295
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	285	338,925
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	167,477

		14,734,620
Education — 30.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (a)(c):
7.00%, 5/01/25	200	29,986
7.00%, 5/01/35	130	19,491
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	270,265
4.63%, 10/01/40	140	151,095
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	500	553,240
Dutchess County Industrial Development Agency New York, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	500	512,070
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	135	149,341
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	219,812
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	289,585
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 4.75%, 12/01/39	400	435,364
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	353,214
New York University, Series 1 (BHAC), 5.50%, 7/01/31	245	316,557
New York University, Series B, 5.00%, 7/01/42	1,990	2,284,122
Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (e)	325	409,025
Teachers College, Series B, 5.00%, 7/01/42	1,550	1,745,672
University of Rochester, Series A, 0.00%, 7/01/39 (f)	175	184,669
University of Rochester, Series A, 5.13%, 7/01/39	215	246,495
New York State Dormitory Authority, Refunding RB:
5.00%, 5/01/38	90	97,223
4.25%, 5/01/42	205	199,438
Brooklyn Law School, 5.75%, 7/01/33	125	143,313
Cornell University, Series A, 5.00%, 7/01/40	150	172,832
Culinary Institute of America, 5.00%, 7/01/34	150	165,651

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded) :
Fordham University, 4.00%, 7/01/28	$600	$645,504
New York University, Series A, 5.00%, 7/01/37	445	518,599
New York University, Series A, 5.00%, 7/01/42	1,750	2,008,650
Rockefeller University, Series B, 4.00%, 7/01/38	415	437,833
Skidmore College, Series A, 5.00%, 7/01/28	250	289,645
Teachers College, Series A, 5.00%, 7/01/31	325	379,619
Teachers College, Series A, 5.50%, 3/01/39	350	394,093
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	150	154,553
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	116,589
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	282,293

		14,175,838
Health — 21.1%
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/30	350	417,308
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	150	150,005
Monroe County Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	413,257
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	317,064
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	120	120,823
New York State Dormitory Authority, RB:
Metal Health Services Facilities Improvement (AGM), 5.00%, 2/15/22	335	396,208
New York State Association for Retarded Children Inc., Series B (AMBAC), 6.00%, 7/01/32	185	213,819
New York University Hospital Center, Series A, 5.75%, 7/01/31	220	260,546
New York University Hospital Center, Series B, 5.63%, 7/01/37	260	284,253
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	450	512,964
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	500	582,165
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	250	264,798
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	325	344,237
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	120	135,523
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	317,991
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	358,448
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,129,300
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	250	284,980
Onondaga Civic Development Corp., Refunding RB, Saint Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	810	797,615
Municipal Bonds	Par (000)	Value

New York (concluded)
Health (concluded)
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	$200	$215,208
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	260	267,090
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Series A, 5.00%, 11/01/30	1,150	1,285,343
Series B, 6.00%, 11/01/30	200	240,396
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	500	500,480

		9,809,821
Housing — 1.1%
New York State HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	517,225
State — 2.2%
New York City Transitional Finance Authority, BARB, Series S-1, 4.00%, 7/15/42	100	104,047
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	363,966
Series C, 5.00%, 12/15/31	250	283,720
State of New York, GO, Series A, 5.00%, 2/15/39	250	289,700

		1,041,433
Transportation — 13.5%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/39	250	292,580
Series C, 6.50%, 11/15/28	700	890,771
Series D, 5.25%, 11/15/41	1,475	1,672,089
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority, Consolidated, Series 2011, 5.00%, 12/15/41	500	564,420
New York State Thruway Authority, RB, 5.00%, 1/01/27	130	153,374
New York State Thruway Authority, Refunding RB, Series I:
4.13%, 1/01/42	550	571,258
5.00%, 1/01/42	140	156,976
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	500	592,465
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 173rd Series, 4.00%, 12/01/31	850	932,654
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 3.79%, 11/15/32 (d)	170	81,143
Series A, 3.13%, 11/15/32	245	236,570
Series A, 5.00%, 11/15/30	100	119,226

		6,263,526
Utilities — 3.6%
Long Island Power Authority, General RB:
Series A (AGM), 5.00%, 5/01/36	225	253,060
Series C (CIFG), 5.25%, 9/01/29	500	616,835
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	100	119,300
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	692,388

		1,681,583
Total Municipal Bonds in New York		56,145,197

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	35

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State — 5.9%
Housing — 5.9%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (g)(h)	$2,500	$2,724,350

Puerto Rico — 7.1%
State — 7.1%
Commonwealth of Puerto Rico, GO, Public Improvement, Series A, 5.13%, 7/01/31	1,225	1,224,914
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC) (d):
6.28%, 7/01/37	2,000	443,760
6.48%, 7/01/44	2,000	270,600
Puerto Rico Sales Tax Financing Corp., RB, Sub-Series A, 5.75%, 8/01/37	1,000	1,080,610
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.71%, 8/01/41 (d)	1,400	291,452
Total Municipal Bonds in Puerto Rico		3,311,336
Total Municipal Bonds — 134.0%		62,180,883

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
New York — 27.1%
County/City/Special District/School District — 10.2%
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	950,169
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Series 2012, Class 1:
4.00%, 9/15/35	2,490	2,579,939
5.00%, 9/15/40	1,050	1,195,666

		4,725,774
Education — 0.6%
New York State Dormitory Authority, Refunding LRB, 5.00%, 7/01/42	240	276,099
Housing — 0.8%
New York State Mortgage Agency, RB, 48th Series, 3.70%, 10/01/38	360	361,465
State — 1.2%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	558,959
Transportation — 4.9%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	833,039
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (concluded)
Transportation (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	$630	$723,091
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 3/15/31	600	705,198

		2,261,328
Utilities — 9.4%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	405	483,197
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,151,014
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,693,790
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,006	1,043,589

		4,371,590
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New York		12,555,215

Puerto Rico — 1.2%
State — 1.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Series C, 5.25%, 8/01/40	520	567,653
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.3%		13,122,868
Total Long-Term Investments (Cost — $69,169,652) — 162.3%		75,303,751

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (j)(k)	572,543	572,543
Total Short-Term Securities (Cost — $572,543) — 1.2%		572,543
Total Investments (Cost — $69,742,195) — 163.5%		75,876,294
Other Assets Less Liabilities — 0.9%		446,914
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8)%		(7,819,706)
VRDP Shares, at Liquidation Value — (47.6)%		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$46,403,502

Notes to Schedule of investments

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

(j)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF New York Municipal Money Fund	3,245,381	(2,672,838)	572,543	$10

(k)	Represents the current yield as of report date.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(6)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	$862,688	$(384)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$75,303,751	—	$75,303,751
Short-Term Securities	$572,543	—	—	572,543

Total	$572,543	$75,303,751	—	$75,876,294

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(384)	—	—	$(384)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$67,344	—	—	$67,344
Cash pledged as collateral for financial futures contracts	18,000	—	—	18,000
Liabilities:
TOB trust certificates	—	$(7,815,842)	—	(7,815,842)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$85,344	$(29,915,842)	—	$(29,830,498)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	37

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 111.0%
Corporate — 1.6%
New York City Industrial Development Agency, Refunding RB, Senior Series A, AMT, 5.00%, 7/01/28	$165	$175,235
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,160	1,382,012

		1,557,247
County/City/Special District/School District — 20.9%
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	200	230,062
Sub-Series A-1, 4.00%, 10/01/34	175	185,589
Sub-Series A-1, 5.00%, 10/01/34	330	384,648
Sub-Series G-1, 5.00%, 4/01/28	1,000	1,182,530
City of New York, New York, GO, Refunding, Series B, 3.00%, 8/01/31	300	290,877
Erie County Industrial Development Agency, RB, City School District of Buffalo Project:
5.25%, 5/01/31	200	230,210
Series A (AGM), 5.75%, 5/01/25	1,000	1,174,360
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,250	1,339,237
Series A, 5.00%, 2/15/47	500	535,115
Series A, 5.75%, 2/15/47	1,000	1,190,160
Series A (AGM), 5.00%, 2/15/47	750	803,543
Series A (NPFGC), 4.50%, 2/15/47	1,250	1,303,738
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 7/01/31	500	580,500
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.53%, 3/01/39 (a)	1,000	311,750
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	175,595
Yankee Stadium (NPFGC), 4.75%, 3/01/46	800	818,376
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	5,175	5,650,582
4.75%, 11/15/45	500	542,065
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project:
5.00%, 11/15/31	1,000	1,143,250
5.75%, 11/15/51	670	793,950
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,102,020
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University, Series A, 5.00%, 7/01/37	1,000	1,159,430

		21,127,587
Education — 32.7%
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	1,000	1,106,480
Herkimer County Industrial Development Agency New York, RB, College Foundation, Inc. Student Housing Project, 6.25%, 8/01/34	1,000	1,006,620
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	2,000	2,212,460
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,059,770
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	2,195	2,222,394
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York City Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	$2,500	$2,631,700
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	819,854
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/13 (b)	4,000	4,067,800
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	353,214
FIT Student Housing Corp. (NPFGC), 5.13%, 7/01/14 (b)	2,500	2,661,025
Fordham University, Series A, 5.00%, 7/01/28	500	582,115
New York University, Series B, 5.00%, 7/01/37	500	582,695
New York University, Series C, 5.00%, 7/01/38	1,000	1,135,840
Saint Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,000,960
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	668,898
The New School (AGM), 5.50%, 7/01/43	350	398,114
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	250	288,052
Fordham University, 4.00%, 7/01/29	385	411,615
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	2,400	2,589,072
New York University, Series A, 5.00%, 7/01/37	745	868,216
Rochester Institute of Technology, 4.00%, 7/01/32	395	421,647
Rochester Institute of Technology, 5.00%, 7/01/40	550	612,392
Rockefeller University, Series B, 4.00%, 7/01/38	830	875,667
Skidmore College, Series A, 5.00%, 7/01/27	135	157,390
Teachers College, Series A, 5.00%, 7/01/31	525	613,231
Orange County Funding Corp., Refunding RB, Mount State Mary College, Series A:
5.00%, 7/01/37	180	201,197
5.00%, 7/01/42	115	127,671
Schenectady County Capital Resource Corp., Refunding RB, Union College Project, Series 2012A, 5.00%, 7/01/32	940	1,096,303
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	291,472

		33,063,864
Health — 12.8%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	572,600
Monroe County Industrial Development Corp., Refunding RB:
Rochester General Hospital, Series A, 5.00%, 12/01/37	850	949,374
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	325	374,712
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,372,613

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	$5	$6,064
Mental Health Services (AGM), 5.00%, 2/15/22	995	1,176,796
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	350	398,972
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	310	328,349
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	405	428,972
NYU Hospital Center, Series A, 6.00%, 7/01/40	250	293,858
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	3,000	3,009,780
New York State Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	750	846,975
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	1,840	2,119,367
NYU Hospital Center, Series A, 5.00%, 7/01/36	500	529,945
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	537,415

		12,945,792
Housing — 1.3%
New York City Housing Development Corp., Refunding RB, Series L-2-A, 4.00%, 5/01/44 (c)	1,335	1,338,137
State — 8.1%
New York City Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,163,680
Series S-2 (AGM), 5.00%, 1/15/37	850	910,520
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	727,932
New York State Dormitory Authority, RB:
Series B, 5.00%, 3/15/42	500	570,630
Series C, 5.00%, 12/15/31	1,500	1,702,320
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities Issue, 5.00%, 5/15/30	1,500	1,775,670
New York State Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,250	1,332,138

		8,182,890
Transportation — 23.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	675,251
Series C, 6.50%, 11/15/28	750	954,397
Series D, 5.25%, 11/15/41	1,750	1,983,835
Series H, 5.00%, 11/15/25	1,500	1,797,960
Series H, 4.00%, 11/15/34	1,160	1,202,526
Series H, 5.00%, 11/15/42	1,000	1,120,820
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	540	611,172
Series F, 5.00%, 11/15/30	630	734,309
Series F (AGM), 4.00%, 11/15/30	1,000	1,086,330
New York State Thruway Authority, Refunding RB:
5.00%, 1/01/24	1,000	1,206,880
Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
New York State Thruway Authority, Refunding RB (concluded) :
Series H (AGM), 5.00%, 1/01/37	$4,000	$4,478,840
Series I, 5.00%, 1/01/37	500	565,520
Series I, 4.13%, 1/01/42	435	451,813
Series I, 5.00%, 1/01/42	425	476,535
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 11/15/34	1,000	1,174,780
Series B, 5.00%, 11/15/31	90	107,156
Series C, 5.00%, 11/15/38	1,000	1,157,880
Series E (NPFGC), 5.00%, 11/15/32	2,660	2,669,257
Sub-Series A, 5.00%, 11/15/29	675	808,083

		23,263,344
Utilities — 10.6%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,154,660
Long Island Power Authority, General, RB:
Series A (AGM), 5.00%, 5/01/36	500	562,355
Series C (CIFG), 5.25%, 9/01/29	1,000	1,233,670
Long Island Power Authority Refunding RB, Series A (AGC):
6.00%, 5/01/33	2,000	2,386,800
5.75%, 4/01/39	1,690	2,024,924
New York City Municipal Water Finance Authority, Refunding RB:
Series DD, 5.00%, 6/15/32	1,100	1,266,485
Series FF, 4.00%, 6/15/45	400	412,532
Series FF, 5.00%, 6/15/45	440	497,565
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,153,980

		10,692,971
Total Municipal Bonds in New York		112,171,832

Puerto Rico — 8.1%
State — 3.5%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	700	744,877
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	500	525,295
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	1,000	1,080,610
(AGM), 5.00%, 8/01/40	500	531,210
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (a):
5.60%, 8/01/41	1,500	312,270
5.65%, 8/01/43	2,000	367,340

		3,561,602
Transportation — 3.3%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,391,260
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/29	800	921,000

		3,312,260
Utilities — 1.3%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC):
5.25%, 7/01/29	250	257,187

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	39

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC) (concluded):
5.25%, 7/01/30	$1,000	$1,019,370

		1,276,557
Total Municipal Bonds in Puerto Rico		8,150,419
Total Municipal Bonds — 119.1%		120,322,251

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 37.8%
County/City/Special District/School District — 15.8%
City of New York, New York, GO, Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	1,000	1,228,320
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D1, 5.00%, 11/01/38	2,475	2,850,507
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1:
4.00%, 9/15/35	3,000	3,108,360
5.00%, 9/15/40	2,085	2,374,252
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	5,997	6,400,220

		15,961,659
Education — 5.6%
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	1,999	2,304,941
New York State Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/37	2,499	2,789,421
New York State Dormitory Authority, Refunding LRB, Series A, 5.00%, 7/01/42	440	506,181

		5,600,543
Housing — 1.4%
New York State Mortgage Agency, RB, 48th Series, 3.70%, 10/01/38	1,440	1,445,861
Transportation — 7.0%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,800	2,142,100
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority, 5.25%, 12/15/43	3,495	4,011,436
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 3/15/31	800	940,264

		7,093,800
Utilities — 8.0%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	495	590,574
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	$2,011	$2,269,679
Second General Resolution, Series HH, 5.00%, 6/15/32	2,249	2,614,549
Series FF-2, 5.50%, 6/15/40	405	479,456
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	2,041	2,118,331

		8,072,589
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New York		38,174,452

Puerto Rico — 3.2%
State — 3.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C:
5.00%, 8/01/40	2,000	2,147,720
5.25%, 8/01/40	1,010	1,102,556
Total Municipal Bonds Transferred to Tender Option Bond Trusts in Puerto Rico		3,250,276
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.0%		41,424,728
Total Long-Term Investments (Cost — $149,877,500) — 160.1%		161,746,979

Short-Term Securities
New York — 0.0%
City of New York, New York, GO, Refunding, VRDN, Sub-Series H-3 (AGM Insurance, State Street Bank & Co. SBPA), 0.07%, 3/01/13 (f)	50	50,000

	Shares
Money Market Fund — 3.1%
BIF New York Municipal Money Fund, 0.00% (g)(h)	3,096,781	3,096,781
Total Short-Term Securities (Cost — $3,146,781) — 3.1%		3,146,781
Total Investments (Cost — $153,024,281) — 163.2%		164,893,760
Liabilities in Excess of Other Assets — 0.0%		(20,574)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.1)%		(23,340,738)
VRDP Shares, at Liquidation Value — (40.1)%		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$101,032,448

Notes to Schedule of investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$1,338,137	$3,137

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $500,000.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF New York Municipal Money Fund	1,020,744	2,076,037	3,096,781	$71

(h)	Represents the current yield as of report date.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(12)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	$1,725,375	$(769)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$161,746,979	—	$161,746,979
Short-Term Securities	$3,096,781	50,000	—	3,146,781

Total	$3,096,781	$161,796,979	—	$164,893,760

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(769)	—	—	$(769)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	41

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$36,000	—	—	$36,000
Liabilities:
TOB trust certificates	—	$(23,330,301)	—	(23,330,301)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$36,000	$(63,830,301)	—	$(63,794,301)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 131.1%
Corporate — 15.7%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$500	$563,250
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	229,448
Essex County Industrial Development Agency New York, Refunding RB, International Paper Co. Project, Series A, AMT, 5.50%, 10/01/26	625	626,988
Jefferson County IDA, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	750	769,387
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT (a)(b)(c):
7.63%, 8/01/25	1,600	1,811,568
7.75%, 8/01/31	1,500	1,705,815
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 7/01/28	330	350,470
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,280	1,524,979
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	625	654,719
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,875	1,921,837
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,525,975

		12,684,436
County/City/Special District/School District — 32.9%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	280	320,743
City of New York, New York, GO:
Series A-1, 4.75%, 8/15/25	500	575,800
Sub-Series A-1, 4.00%, 10/01/34	145	153,774
Sub-Series G-1, 6.25%, 12/15/31	250	309,172
Sub-Series I-1, 5.38%, 4/01/36	450	534,357
City of New York, New York, GO, Refunding, Series B, 3.00%, 8/01/31	250	242,398
City of Syracuse New York, GO, Airport Terminal Security and Access Improvement, Series A, AMT (AGM), 4.75%, 11/01/31	500	545,610
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	3,050,155
(AGM), 5.00%, 2/15/47	850	910,681
(AGM), 5.75%, 2/15/47	1,550	1,844,748
(NPFGC), 4.50%, 2/15/47	1,510	1,574,915
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,161,000
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.19%, 3/01/35 (d)	500	200,690
CAB, Yankee Stadium Project, Series A (AGC), 4.65%, 3/01/42 (d)	1,750	460,845
CAB, Yankee Stadium Project, Series A (AGC), 4.79%, 3/01/45 (d)	500	110,060
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	117,063
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB, PILOT (concluded):
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	$500	$510,645
Yankee Stadium (NPFGC), 4.75%, 3/01/46	2,000	2,045,940
New York City Transitional Finance Authority, BARB, Series S-2 (NPFGC), 4.50%, 1/15/31	2,500	2,644,800
New York City Transitional Finance Authority, Future Tax Secured, RB:
Series B, 5.00%, 11/01/27	10	10,039
Series D, 5.00%, 11/01/38	825	950,169
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	935	1,020,926
4.75%, 11/15/45	640	693,843
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,143,250
4 World Trade Center Project, 5.75%, 11/15/51	670	793,950
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,218,888
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	745,745
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,400	1,611,862
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	500	594,605
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	279,128
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 6.00%, 9/01/34	150	181,565

		26,557,366
Education — 19.4%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (a)(b):
7.00%, 5/01/25	345	51,726
7.00%, 5/01/35	220	32,985
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	500	540,530
4.63%, 10/01/40	275	296,794
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	250	276,620
Dutchess County Industrial Development Agency New York, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	755	773,226
Herkimer County Industrial Development Agency New York, RB, College Foundation, Inc. Student Housing Project, 6.25%, 8/01/34	385	387,549
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	265	293,151
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	384,671
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	1,250	1,265,600

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	43

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	$500	$579,170
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 4.75%, 12/01/39	700	761,887
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/13 (e)	2,000	2,033,900
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	588,690
Fordham University, Series A, 5.50%, 7/01/36	150	175,436
Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (e)	625	786,587
University of Rochester, Series A, 5.13%, 7/01/39	250	286,622
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	286,625
Culinary Institute of America, 5.00%, 7/01/34	200	220,868
New York University, Series A, 5.00%, 7/01/37	600	699,234
Pace University, Series A, 5.00%, 5/01/38	130	140,434
Pace University, Series A, 4.25%, 5/01/42	305	296,725
Rochester Institute of Technology, 5.00%, 7/01/38	690	795,598
Rockefeller University, Series B, 4.00%, 7/01/38	250	263,755
Skidmore College, Series A, 5.25%, 7/01/29	200	234,272
Skidmore College, Series A, 5.25%, 7/01/31	300	348,513
Teachers College, 5.50%, 3/01/39	650	731,887
Teachers College, Series A, 5.00%, 7/01/31	525	613,231
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	410	422,443
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	524,650
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	564,585

		15,657,964
Health — 24.9%
Clarence Industrial Development Agency, RB, Bristol Village Project (Ginnie Mae), 6.00%, 1/20/44	1,620	1,653,437
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	349,902
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	250,008
Monroe County Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series A, 5.00%, 12/01/32	180	204,379
Rochester General Hospital Project, Series A, 5.00%, 12/01/37	250	279,228
Unity Hospital Rochester Project (FHA), 5.50%, 8/15/40	425	490,008
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	180	181,235
New York State Dormitory Authority, RB:
General Purpose Bonds, Series E, 5.00%, 2/15/37	1,000	1,152,770
Healthcare, Series A, 5.00%, 3/15/38	500	573,450
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/41	1,000	1,140,100
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	$305	$319,780
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	295,382
New York University Hospital Center, Series A, 5.75%, 7/01/31	425	503,327
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	579,438
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	750	854,940
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	315	333,645
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	405	428,972
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	1,000	1,003,260
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,007,960
Miriam Osborn Memorial Home, 5.00%, 7/01/29	130	142,548
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	568,965
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,059,890
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,129,300
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	500	569,960
Onondaga Civic Development Corp., Refunding RB, Saint Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	1,210	1,191,499
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	376,614
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	450	462,271
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,117,690
Series B, 6.00%, 11/01/30	150	180,297
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	750	750,720

		20,150,975
Housing — 3.1%
New York City Housing Development Corp., RB, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,498,100
New York State HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,034,450

		2,532,550
State — 9.8%
New York City Transitional Finance Authority, BARB:
Series S-1, 4.00%, 7/15/42	1,775	1,846,834
Series S-2 (NPFGC), 4.25%, 1/15/34	250	259,500
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	363,966
Series C, 5.00%, 12/15/31	500	567,440
New York State Dormitory Authority, RB, Series B, 5.00%, 3/15/42	500	570,630

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State (concluded)
New York State Dormitory Authority, Refunding RB, General Purpose Bonds, Series A, 5.00%, 12/15/26	$1,265	$1,553,066
New York State Urban Development Corp., RB, State Personal Income Tax, Series B, 5.00%, 3/15/35	2,000	2,157,960
State of New York, GO, Series A, 5.00%, 2/15/39	500	579,400

		7,898,796
Transportation — 17.1%
Metropolitan Transportation Authority, RB:
Series C, 6.50%, 11/15/28	750	954,397
Series H, 5.00%, 11/15/25	1,000	1,198,640
Series H, 4.00%, 11/15/34	1,000	1,036,660
Series H, 5.00%, 11/15/42	1,935	2,168,787
Metropolitan Transportation Authority, Refunding RB, Series F (AGM), 4.00%, 11/15/30	1,000	1,086,330
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction:
5.00%, 12/15/41	500	564,420
5.25%, 12/15/43	500	573,895
New York State Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	735	831,314
4.13%, 1/01/42	340	353,141
5.00%, 1/01/42	280	313,953
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/42	1,000	1,184,930
Special Project, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,017,920
Port Authority of New York & New Jersey, Refunding RB, Consolidated, AMT, 177th Series, 4.00%, 1/15/43	1,500	1,514,610
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Series A, 3.79%, 11/15/32 (d)	505	241,042
Series A, 3.13%, 11/15/32	525	506,935
Series A, 5.00%, 11/15/30	150	178,839
Series B, 5.00%, 11/15/31	90	107,156

		13,832,969
Utilities — 8.2%
Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,233,670
Long Island Power Authority, RB, CAB (AGM), 3.23%, 6/01/28 (d)	3,515	2,155,750
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	500	596,500
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	500	557,555
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water Project:
5.00%, 6/15/36	350	410,606
Series A, 5.00%, 6/15/37	1,500	1,713,885

		6,667,966
Total Municipal Bonds in New York		105,983,022

Multi-State — 5.7%
Housing — 5.7%
Centerline Equity Issuer Trust (f)(g):
5.75%, 5/15/15	500	543,225
6.00%, 5/15/15	1,500	1,636,815
6.00%, 5/15/19	1,000	1,187,710
6.30%, 5/15/19	1,000	1,202,830
Total Municipal Bonds in Multi-State		4,570,580

Municipal Bonds	Par (000)	Value
Puerto Rico — 7.3%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$500	$533,200
State — 4.9%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.62%, 8/01/32 (d)	750	255,555
First Sub-Series A, 6.50%, 8/01/44	1,000	1,137,950
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (AMBAC), 5.96%, 8/01/54 (d)	5,000	438,200
CAB, Series A (NPFGC), 5.60%, 8/01/41 (d)	1,500	312,270
CAB, Series A (NPFGC), 5.65%, 8/01/43 (d)	4,000	734,680
Senior Series C, 5.25%, 8/01/40	1,015	1,107,994

		3,986,649
Transportation — 1.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	750	859,171
Utilities — 0.6%
Puerto Rico Electric Power Authority, Refunding RB, Series W (NPFGC), 5.25%, 7/01/29	500	514,375
Total Municipal Bonds in Puerto Rico		5,893,395
Total Municipal Bonds — 144.1%		116,446,997

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
New York — 17.9%
County/City/Special District/School District — 4.4%
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	2,250	2,459,925
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/44	1,000	1,118,140

		3,578,065
Education — 0.5%
New York State Dormitory Authority, Refunding LRB, Series A, 5.00%, 7/01/42	360	414,148
Housing — 0.4%
New York State Mortgage Agency, RB, 48th Series, 3.70%, 10/01/38	360	361,465
State — 1.8%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,453,292
Transportation — 4.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	1,995	2,289,790
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,179,700

		3,469,490
Utilities — 6.5%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	240	286,339
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,743,960
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,134,839

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	45

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (concluded)
Utilities (concluded)
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	$1,996	$2,071,603

		5,236,741
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New York		14,513,201

Puerto Rico — 2.7%
State — 2.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.00%, 8/01/40	2,000	2,147,720
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.6%		16,660,921
Total Long-Term Investments (Cost — $122,975,867) — 164.7%		133,107,918
Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (i)(j)	498,784	$498,784
Total Short-Term Securities (Cost — $498,784) — 0.6%		498,784
Total Investments (Cost — $123,474,651) — 165.3%		133,606,702
Other Assets Less Liabilities — 0.9%		758,072
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.3)%		(9,134,532)
VRDP Shares, at Liquidation Value — (54.9)%		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$80,830,242

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarking prior to its stated maturity.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(i)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF New York Municipal Money Fund	459,702	39,082	498,784	$44

(j)	Represents the current yield as of report date.

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(10)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	$1,437,813	$(641)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$133,107,918	—	$133,107,918
Short-Term Securities	$498,784	—	—	498,784

Total	$498,784	$133,107,918	—	$133,606,702

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(641)	—	—	$(641)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$119,125	—	—	$119,125
Cash pledged as collateral for financial futures contracts	30,000	—	—	30,000
Liabilities:
TOB trust certificates	—	$(9,131,222)	—	(9,131,222)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$149,125	$(53,531,222)	—	$(53,382,097)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	47

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia — 106.3%
Corporate — 10.9%
Chesterfield County EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$527,925
Isle Wight County IDA, RB, Series A, AMT, 5.70%, 11/01/27	1,300	1,334,268
Louisa IDA, Refunding RB, Virginia Electric & Power Co. Project, Series A, Mandatory Put Bonds, 5.38%, 11/01/35 (a)	1,000	1,038,610

		2,900,803
County/City/Special District/School District — 11.9%
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	576,875
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.25%, 3/01/26	500	494,580
Fairfax County Redevelopment & Housing Authority, RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,648,980
Mosaic District Community Development Authority, RB, Special Assessment Bonds, Series A, 6.88%, 3/01/36	250	289,920
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	144	154,171

		3,164,526
Education — 15.1%
Montgomery County EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	397,788
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,100,340
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	636,765
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,331,670
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	564,735

		4,031,298
Health — 22.2%
Danville IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (b)(c)	1,000	1,278,770
Fairfax County EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,054,400
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	502,440
Hanover County EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A, 5.00%, 7/01/42	500	500,335
Henrico County EDA, Refunding RB, Residential Care Facilities, United Methodist Homes, 4.25%, 6/01/26	145	145,821
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	238,285
Roanoke EDA, Refunding RB:
Carillion Clinic Obligation Group, 5.00%, 7/01/30	795	902,858
Carillion Health System (AGM), 5.00%, 7/01/20 (c)	5	6,253
Carillion Health System, Series B (AGM), 5.00%, 7/01/38	495	543,693
Winchester IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	650	744,523

		5,917,378
Municipal Bonds	Par (000)	Value

Virginia (concluded)
Housing — 11.7%
Virginia HDA, RB, Rental Housing:
Series A, 5.25%, 5/01/41	$750	$820,725
Series B, 5.63%, 6/01/39	1,000	1,113,690
Series D, 4.60%, 9/01/40	500	533,725
Sub-Series C-3, 3.25%, 4/01/31	650	650,624

		3,118,764
State — 12.3%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	1,000	1,147,690
Virginia Public School Authority, RB, School Financing:
6.50%, 12/01/18 (c)	360	473,281
1997 Resolution, Series B, 5.25%, 8/01/33	500	579,045
1997 Resolution, Series B, 4.00%, 8/01/36	1,000	1,060,170

		3,260,186
Transportation — 10.4%
City of Norfolk Virginia Parking System, Refunding RB, Parking System, Series B (AMBAC), 5.50%, 2/01/31	465	465,605
Richmond Metropolitan Authority, Refunding RB (NPFGC), 5.25%, 7/15/22	500	581,405
Virginia Port Authority Commonwealth Port Fund, RB, 5.00%, 7/01/36	500	572,075
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings, Opco LLC Project, AMT, 6.00%, 1/01/37	1,000	1,159,640

		2,778,725
Utilities — 11.8%
City of Portsmouth Virginia, GO, Refunding RB, Public Utilities, Series A, 5.00%, 7/15/41	700	810,607
Virginia Resources Authority, RB, Senior, Virginia Pooled Financing Program, Series B, 5.00%, 11/01/33	2,000	2,320,660

		3,131,267
Total Municipal Bonds in Virginia		28,302,947

District of Columbia — 7.5%
Transportation — 7.5%
Metropolitan Washington Airports Authority, Refunding RB:
First Senior Lien, Series A, 5.00%, 10/01/39	290	318,803
First Senior Lien, Series A, 5.25%, 10/01/44	460	509,289
Series B, 5.00%, 10/01/29	1,000	1,161,440
Total Municipal Bonds in District of Columbia		1,989,532

Guam — 2.5%
State — 1.9%
Government of Guam Business Privilege Tax, RB, Series A, 5.13%, 1/01/42	250	277,840
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	200	223,076

		500,916
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	155	171,496
Total Municipal Bonds in Guam		672,412

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State — 6.1%
Housing — 6.1%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (d)(e)	$1,500	$1,634,610

Puerto Rico — 4.0%
State — 4.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series A-1, 5.25%, 8/01/43	1,000	1,057,820
Total Municipal Bonds – 126.4%		33,657,321

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Virginia — 27.0%
Education — 13.0%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,999	3,461,954
Health — 8.5%
Fairfax County IDA Virginia, Refunding RB, Inova Health System, Series A, 5.50%, 5/15/35	999	1,149,736
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,104,096

		2,253,832
Transportation — 5.5%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,259	1,478,674
Total Municipal Bonds Transferred to Tender Option Bond Trusts in Virginia		7,194,460
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Puerto Rico — 2.1%
State — 2.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$500	$545,810
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.1%		7,740,270
Total Long-Term Investments (Cost – $37,128,103) — 155.5%		41,397,591

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	479,014	479,014
Total Short-Term Securities (Cost – $479,014) — 1.8%		479,014
Total Investments (Cost — $37,607,117) — 157.3%		41,876,605
Other Assets Less Liabilities — 1.7%		455,365
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(4,109,184)
VRDP Shares, at Liquidation Value — (43.6)%		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$26,622,786

Notes to Schedule of investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(g)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
FFI Institutional Tax-Exempt Fund	65,431	413,583	479,014	$14

(h)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	49

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$41,397,591	—	$41,397,591
Short-Term Securities	$479,014	—	—	479,014

Total	$479,014	$41,397,591	—	$41,876,605

[1] See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(4,107,550)	—	$(4,107,550)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	—	$(15,707,550)	—	$(15,707,550)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Schedule of Investments February 28, 2013 (Unaudited)	The Massachusetts Health & Education Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 140.4%
Education — 90.8%
Massachusetts Development Finance Agency, ERB, Middlesex School Project, 5.00%, 9/01/33	$400	$403,459
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC), 5.00%, 10/01/39	1,000	1,065,750
College Issue, Series B (Syncora), 5.25%, 7/01/33	860	871,515
College of Pharmacy & Allied Health, Series D (AGC), 5.00%, 7/01/15 (a)	500	554,045
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	295,545
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	560,745
Smith College, 5.00%, 7/01/35	2,000	2,170,340
Wellesley College, Series J, 5.00%, 7/01/42	2,400	2,786,304
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	866,710
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,795,800
Clark University (Syncora), 5.13%, 10/01/35	500	529,360
Emerson College, Series A, 5.00%, 1/01/40	200	214,082
Harvard University, Series B-1, 5.00%, 10/15/40	350	408,051
Northeastern University, 5.00%, 10/01/31	500	580,990
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,921,711
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,046,370
Williston Northampton School Project (Syncora), 5.00%, 10/01/25	500	519,925
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,239,854
Massachusetts Health & Educational Facilities Authority, Wheaton College, Series D, 6.00%, 1/01/18	645	645,761
Massachusetts Health & Educational Facilities Authority, RB:
Northeastern University, Series R, 5.00%, 10/01/33	225	247,669
Tufts University, 5.38%, 8/15/38	1,000	1,180,100
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,105,570
Boston College, Series N, 5.13%, 6/01/37	1,000	1,010,980
Harvard University, Series A, 5.50%, 11/15/36	100	120,605
Harvard University, Series B, 5.00%, 10/01/38	400	463,528
Northeastern University, Series T-1, 5.00%, 10/01/31	950	1,103,881
Northeastern University, Series T-2, 5.00%, 10/01/32	500	576,495
Springfield College, 5.63%, 10/15/40	500	547,800
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,320,500
Wellesley College, 5.00%, 7/01/33	1,500	1,520,595
Massachusetts State College Building Authority, RB, Series A (AMBAC), 5.00%, 5/01/16 (a)	1,000	1,139,420
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	1,150,438

		30,963,898
Health — 32.1%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	795	802,799
Southcoast Health System Obligated Group Issue, Series F, 5.00%, 7/01/37	1,000	1,124,550
Massachusetts Development Finance Agency, Refunding RB:
Berkshire Health System, Series G, 5.00%, 10/01/29	335	376,229
Carleton-Willard Village, 5.63%, 12/01/30	500	554,220
Partners Healthcare, Series L, 5.00%, 7/01/36	1,000	1,138,680
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	240	240,391
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Health (concluded)
Massachusetts Health & Educational Facilities Authority, RB:
Berkshire Health System, Series F (AGC), 5.00%, 10/01/19	$1,000	$1,087,210
Cape Cod Healthcare Obligated Group Issue, Series D (AGC), 5.00%, 11/15/31	1,000	1,098,420
Children’s Hospital, Series M, 5.25%, 12/01/39	600	671,484
Children’s Hospital, Series M, 5.50%, 12/01/39	500	569,040
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	1,076,010
Southcoast Health Obligation, Series D, 5.00%, 7/01/39	500	533,505
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	548,445
Winchester Hospital, 5.25%, 7/01/38	1,000	1,105,570

		10,926,553
Housing — 6.1%
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.35%, 12/01/42	1,000	1,077,530
Series F, 5.70%, 6/01/40	935	1,006,509

		2,084,039
State — 11.4%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	954,219
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	2,500	2,937,775

		3,891,994
Total Municipal Bonds in Massachusetts		47,866,484

Puerto Rico — 4.9%
State — 4.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,080,610
Puerto Rico Sales Tax Financing Corp., Refunding RB, 6.00%, 8/01/39	510	569,741
Total Municipal Bonds in Puerto Rico		1,650,351
Total Municipal Bonds — 145.3%		49,516,835

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Massachusetts — 9.8%
State — 9.8%
Massachusetts School Building Authority, Sales Tax RB:
Senior Series B, 5.00%, 10/15/41	1,000	1,146,950
Series A (AGM), 5.00%, 8/15/15 (a)	259	284,966
Series A (AGM), 5.00%, 8/15/30	1,751	1,926,359
Total Municipal Bonds Transferred to Tender Option Bond Trusts in Massachusetts		3,358,275

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax, Refunding RB, Series C, 5.25%, 8/01/40	340	371,158
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.9%		3,729,433
Total Long-Term Investments (Cost — $48,632,706) — 156.2%		53,246,268

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	51

Schedule of Investments (concluded)	The Massachusetts Health & Education Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Massachusetts
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System (c):
Series D, 0.08%, 3/01/13	$220	$220,000
Series P-2, 0.10%, 3/07/13	600	600,000
Total Municipal Bonds — 2.4%		820,000
Short-Term Securities	Shares	Value
Money Market Fund
BIF Massachusetts Municipal Money Fund, 0.00% (d)(e)	5	$5
Total Short-Term Securities (Cost — $820,005) — 2.4%		820,005
Total Investments (Cost — $49,452,711) — 158.6%		54,066,273
Other Assets Less Liabilities — 1.6%		531,458
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.9)%		(2,009,975)
VRDP Shares, at Liquidation Value — (54.3)%		(18,500,000)

Net Assets Applicable to Common Shares — 100.0%		$34,087,756

Notes to Schedule of investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF Massachusetts Municipal Money Fund	36,054	(36,049)	5	—

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$53,246,268	—	$53,246,268
Short-Term Securities	$5	820,000	—	820,005

Total	$5	$54,066,268	—	$54,066,273

[1] See above Schedule of Investments for values in each sector.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,043	—	—	$22,043
Liabilities:
TOB trust certificates	—	$(2,009,594)	—	(2,009,594)
VRDP Shares	—	(18,500,000)	—	(18,500,000)

Total	$22,043	$(20,509,594)	—	$(20,487,551)

There were no transfers between levels during the six months ended February 28, 2013.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Assets and Liabilities

February 28, 2013 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Municipal Bond Trust (BQH)

Assets
Investments at value — unaffiliated[1]	$49,748,279	$797,984,559	$61,924,870	$75,303,751
Investments at value — affiliated[2]	741,402	8,838,731	521,100	572,543
Cash	—	—	—	67,344
Cash pledged as collateral for financial futures contracts	—	180,000	—	18,000
Interest receivable	544,498	8,373,948	755,292	717,455
Investments sold receivable	—	—	10,000	—
Deferred offering costs	83,831	433,275	83,831	163,389
Prepaid expenses	13,883	43,799	14,148	37,110

Total assets	51,131,893	815,854,312	63,309,241	76,879,592

Accrued Liabilities
Bank overdraft	—	351,617	—	—
Investments purchased payable	—	4,000,000	—	297,252
Income dividends payable — Common Shares	129,581	2,379,499	169,667	198,651
Investment advisory fees payable	25,342	338,973	31,270	37,774
Officer’s and Trustees’ fees payable	11,046	145,622	10,615	11,727
Interest expense and fees payable	833	32,074	2,366	3,864
Variation margin payable	—	8,625	—	863
Offering costs payable	9,002	—	11,539	—
Other accrued expenses payable	36,918	311,813	32,259	10,117

Total accrued liabilities	212,722	7,568,223	257,716	560,248

Other Liabilities
TOB trust certificates	2,400,000	78,986,820	5,283,730	7,815,842
VRDP Shares, at liquidation value of $100,000 per share[3,4]	16,000,000	243,600,000	18,700,000	22,100,000

Total other liabilities	18,400,000	322,586,820	23,983,730	29,915,842

Total liabilities	18,612,722	330,155,043	24,241,446	30,476,090

Net Assets Applicable to Common Shareholders	$32,519,171	$485,699,269	$39,067,795	$46,403,502

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$29,388,093	$460,564,778	$32,959,101	$39,729,530
Undistributed net investment income	411,818	7,287,253	669,173	594,236
Accumulated net realized loss	(52,645)	(37,220,760)	(222,628)	(53,979)
Net unrealized appreciation/depreciation	2,771,905	55,067,998	5,662,149	6,133,715

Net Assets Applicable to Common Shareholders	$32,519,171	$485,699,269	$39,067,795	$46,403,502

Net asset value per Common Share	$15.68	$15.62	$16.81	$16.59

[1] Investments at cost — unaffiliated	$46,976,374	$742,912,717	$56,262,721	$69,169,652
[2] Investments at cost — affiliated	$741,402	$8,838,731	$521,100	$572,543
[3] VRDP Shares outstanding:
Par value $0.001 per share	160	—	187	221
Par value $0.100 per share	—	2,436	—	—
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	14,956	unlimited	unlimited
[5] Par value per Common Share	$0.001	$0.100	$0.001$	0.001
[6] Common Shares outstanding	2,073,293	31,104,560	2,324,212	2,797,897
[7] Common Shares authorized	unlimited	200 million	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	53

Statements of Assets and Liabilities (concluded)

February 28, 2013 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)	The Massachusetts Health & Education Tax- Exempt Trust (MHE)

Assets
Investments at value — unaffiliated[1]	$161,796,979	$133,107,918	$41,397,591	$54,066,268
Investments at value — affiliated[2]	3,096,781	498,784	479,014	5
Cash	—	119,125	—	22,043
Cash pledged as collateral for financial futures contracts	36,000	30,000	—	—
Interest receivable	1,624,831	1,287,721	504,518	627,324
Investments sold receivable	—	—	31,000	—
Deferred offering costs	174,588	170,111	83,831	95,058
Prepaid expenses	42,555	48,839	13,602	13,607

Total assets	166,771,734	135,262,498	42,509,556	54,824,305

Accrued Liabilities
Investments purchased payable	1,335,000	438,034	—	—
Income dividends payable — Common Shares	465,901	384,675	123,542	147,550
Investment advisory fees payable	68,709	56,379	21,056	20,925
Officer’s and Trustees’ fees payable	9,311	12,162	7,249	631
Interest expense and fees payable	10,437	3,310	1,634	380
Variation margin payable	1,725	1,438	—	—
Offering costs payable	—	—	22,335	11,857
Other accrued expenses payable	17,902	5,036	3,404	45,611

Total accrued liabilities	1,908,985	901,034	179,220	226,954

Other Liabilities
TOB trust certificates	23,330,301	9,131,222	4,107,550	2,009,595
VRDP Shares, at liquidation value of $100,000 per share[3,4]	40,500,000	44,400,000	11,600,000	18,500,000

Total other liabilities	63,830,301	53,531,222	15,707,550	20,509,595

Total liabilities	65,739,286	54,432,256	15,886,770	20,736,549

Net Assets Applicable to Common Shareholders	$101,032,448	$80,830,242	$26,622,786	$34,087,756

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$92,407,500	$70,822,478	$22,578,388	$29,908,159
Undistributed net investment income	1,152,643	1,136,280	340,367	563,242
Accumulated net realized loss	(4,396,405)	(1,259,926)	(565,457)	(997,207)
Net unrealized appreciation/depreciation	11,868,710	10,131,410	4,269,488	4,613,562

Net Assets Applicable to Common Shareholders	$101,032,448	$80,830,242	$26,622,786	$34,087,756

Net asset value per Common Share	$15.51	$16.18	$16.81	$14.44

[1] Investments at cost — unaffiliated	$149,927,500	$122,975,867	$37,128,103	$49,452,706
[2] Investments at cost — affiliated	$3,096,781	$498,784	$479,014	$5
[3] VRDP Shares outstanding:
Par value $0.001 per share	405	444	116	—
Par value $0.010 per share	—	—	—	185
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	unlimited	unlimited
[5] Par value per Common Share	$0.001	$0.001	$0.001	$0.01
[6] Common Shares outstanding	6,516,100	4,995,777	1,583,877	2,360,800
[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Operations

Six Months Ended February 28, 2013 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Municipal Bond Trust (BQH)

Investment Income
Interest	$1,069,444	$17,584,846	$1,400,406	$1,678,210
Income — affiliated	97	409	—	10

Total income	1,069,541	17,585,255	1,400,406	1,678,220

Expenses
Investment advisory	164,407	2,202,710	200,006	245,813
Liquidity fees	—	861,536	—	96,288
Professional	23,892	40,061	31,803	27,442
Remarketing fees on Preferred Shares	—	120,499	—	11,112
Accounting services	8,107	64,943	10,487	13,593
Transfer agent	12,888	20,840	10,425	9,956
Officer and Trustees	3,927	42,332	4,033	6,818
Custodian	3,990	18,231	3,642	3,895
Printing	2,962	7,246	2,874	2,419
Registration	366	5,258	546	4,501
Miscellaneous	10,307	25,090	8,143	18,441

Total expenses excluding interest expense, fees and amortization of offering costs	230,846	3,408,746	271,959	440,278
Interest expense, fees and amortization of offering costs[1]	97,493	749,771	120,266	69,674

Total expenses	328,339	4,158,517	392,225	509,952
Less fees waived by Manager	(309)	(165,621)	(558)	(533)

Total expenses after fees waived	328,030	3,992,896	391,667	509,419

Net investment income	741,511	13,592,359	1,008,739	1,168,801

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	157,912	216,121	93,829	205,564
Financial futures contracts	—	(122,063)	—	(12,206)

	157,912	94,058	93,829	193,358

Net change in unrealized appreciation/depreciation on:
Investments	76,725	(213,816)	229,358	611,296
Financial futures contracts	—	(3,844)	—	(384)

	76,725	(217,660)	229,358	610,912

Total realized and unrealized gain (loss)	234,637	(123,602)	323,187	804,270

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$976,148	$13,468,757	$1,331,926	$1,973,071

[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	55

Statements of Operations (concluded)

Six Months Ended February 28, 2013 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)	The Massachusetts Health & Education Tax- Exempt Trust (MHE)

Investment Income
Interest	$3,466,924	$3,010,381	$960,344	$1,139,021
Income — affiliated	71	44	14	—

Total income	3,466,995	3,010,425	960,358	1,139,021

Expenses
Investment advisory	446,766	364,485	136,573	135,654
Liquidity fees	176,455	193,447	—	—
Professional	22,246	23,137	26,798	21,945
Remarketing fees on Preferred Shares	20,363	22,323	—	—
Accounting services	20,272	16,586	4,151	9,422
Transfer agent	11,353	10,288	12,387	10,404
Officer and Trustees	7,838	7,263	2,878	2,142
Custodian	5,955	5,160	2,770	2,623
Printing	3,949	3,648	1,903	2,458
Registration	4,483	1,077	362	540
Miscellaneous	21,382	20,729	7,491	5,048

Total expenses excluding interest expense, fees and amortization of offering costs	741,062	668,143	195,313	190,236
Interest expense, fees and amortization of offering costs[1]	141,682	104,928	79,682	110,073

Total expenses	882,744	773,071	274,995	300,309
Less fees waived by Manager	(1,662)	(1,285)	(55)	(2)

Total expenses after fees waived	881,082	771,786	274,940	300,307

Net investment income	2,585,913	2,238,639	685,418	838,714

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	332,606	457,374	24,727	43,833
Financial futures contracts	(24,412)	(20,344)	—	—

	308,194	437,030	24,727	43,833

Net change in unrealized appreciation/depreciation on:
Investments	(114,725)	87,901	149,517	207,093
Financial futures contracts	(769)	(641)	—	—

	(115,494)	87,260	149,517	207,093

Total realized and unrealized gain	192,700	524,290	174,244	250,926

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,778,613	$2,762,929	$859,662	$1,089,640

[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Changes in Net Assets

	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Operations
Net investment income	$741,511	$1,859,190	$13,592,359	$27,562,433
Net realized gain (loss)	157,912	129,175	94,058	(1,091,167)
Net change in unrealized appreciation/depreciation	76,725	2,021,414	(217,660)	43,412,707
Dividends to AMPS shareholders from net investment income	—	(32,567)	—	—

Net increase in net assets applicable to Common Shareholders resulting from operations	976,148	3,977,212	13,468,757	69,883,973

Dividends to Common Shareholders From
Net investment income	(802,495)	(1,935,977)[1]	(14,375,010)	(29,541,265)[1]

Capital Share Transactions
Reinvestment of common dividends	25,071	76,471	1,151,240	1,786,582

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	198,724	2,117,706	244,987	42,129,290
Beginning of period	32,320,447	30,202,741	485,454,282	443,324,992

End of period	$32,519,171	$32,320,447	$485,699,269	$485,454,282

Undistributed net investment income	$411,818	$472,802	$7,287,253	$8,069,904

[1] Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	57

Statements of Changes in Net Assets

	BlackRock New Jersey Municipal Bond Trust (BLJ)		BlackRock New York Municipal Bond Trust (BQH)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Operations
Net investment income	$1,008,739	$2,195,975	$1,168,801	$2,411,844
Net realized gain	93,829	14,511	193,358	645,688
Net change in unrealized appreciation/depreciation	229,358	4,912,434	610,912	4,217,496
Dividends to AMPS shareholders from net investment income	—	(39,347)	—	(6,285)

Net increase in net assets applicable to Common Shareholders resulting from operations	1,331,926	7,083,573	1,973,071	7,268,743

Dividends and Distributions to Common Shareholders From
Net investment income	(1,017,766)	(2,163,456)[1]	(1,202,066)	(2,675,085)[1]
Net realized gain	—	—	(627,820)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,017,766)	(2,163,456)	(1,829,886)	(2,675,085)

Capital Share Transactions
Reinvestment of common dividends and distributions	26,133	54,801	102,739	165,299

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	340,293	4,974,918	245,924	4,758,957
Beginning of period	38,727,502	33,752,584	46,157,578	41,398,621

End of period	$39,067,795	$38,727,502	$46,403,502	$46,157,578

Undistributed net investment income	$669,173	$678,200	$594,236	$627,501

[1] Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Changes in Net Assets

	BlackRock New York Municipal Income Quality Trust (BSE)		BlackRock New York Municipal Income Trust II (BFY)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Operations
Net investment income	$2,585,913	$5,226,896	$2,238,639	$4,569,910
Net realized gain	308,194	141,369	437,030	465,364
Net change in unrealized appreciation/depreciation	(115,494)	8,377,994	87,260	7,050,292
Dividends to AMPS shareholders from net investment income	—	(10,041)	—	(10,777)

Net increase in net assets applicable to Common Shareholders resulting from operations	2,778,613	13,736,218	2,762,929	12,074,789

Dividends to Common Shareholders From
Net investment income	(2,793,420)	(5,571,369)[1]	(2,326,098)	(4,948,459)[1]

Capital Share Transactions
Reinvestment of common dividends	182,024	289,307	165,685	284,695

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	167,217	8,454,156	602,516	7,411,025
Beginning of period	100,865,231	92,411,075	80,227,726	72,816,701

End of period	$101,032,448	$100,865,231	$80,830,242	$80,227,726

Undistributed net investment income	$1,152,643	$1,360,150	$1,136,280	$1,223,739

[1] Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	59

Statements of Changes in Net Assets

	BlackRock Virginia Municipal Bond Trust (BHV)		The Massachusetts Health & Education Tax-Exempt Trust (MHE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Operations
Net investment income	$685,418	$1,525,058	$838,714	$1,975,543
Net realized gain (loss)	24,727	(380,886)	43,833	(37,966)
Net change in unrealized appreciation/depreciation	149,517	2,656,857	207,093	3,226,643
Dividends to AMPS shareholders from net investment income	—	(23,764)	—	(35,328)

Net increase in net assets applicable to Common Shareholders resulting from operations	859,662	3,777,265	1,089,640	5,128,892

Dividends to Common Shareholders From
Net investment income	(751,720)	(1,564,750)[1]	(885,004)	(1,961,643)[1]

Capital Share Transactions
Reinvestment of common dividends	48,607	98,340	31,195	73,963

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	156,549	2,310,855	235,831	3,241,212
Beginning of period	26,466,237	24,155,382	33,851,925	30,610,713

End of period	$26,622,786	$26,466,237	$34,087,756	$33,851,925

Undistributed net investment income	$340,367	$406,669	$563,242	$609,532

[1] Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Statements of Cash Flows

Six Months Ended February 28, 2013 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)	BlackRock New York Municipal Bond Trust (BQH)

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$976,148	$13,468,757	$1,331,926	$1,973,071
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	(16,233)	396,372	(19,391)	(29,818)
Decrease in cash pledged as collateral for financial futures contracts	—	(180,000)	—	(18,000)
Increase in prepaid expenses	(12,748)	(6,499)	(12,853)	(35,565)
Increase in variation margin payable	—	8,625	—	863
Decrease in investment advisory fees payable	(2,429)	(34,915)	(2,479)	(3,309)
Increase (decrease) in interest expense and fees payable	(205)	915	1,909	1,166
Decrease in other accrued expenses payable	(31,353)	(29,272)	(29,046)	(42,539)
Increase in Officer’s and Trustees’ fees payable	2,326	30,054	2,137	4,653
Net realized and unrealized gain on investments	(234,637)	(2,305)	(323,187)	(816,860)
Amortization of premium and accretion of discount on investments	74,404	629,200	14,656	(848)
Amortization of deferred offering costs	2,393	3,638	2,393	7,048
Proceeds from sales of long-term investments	4,928,400	60,075,176	1,100,974	4,848,042
Purchases of long-term investments	(4,339,708)	(63,598,519)	(2,775,724)	(7,671,198)
Net proceeds from sales (purchases) of short-term securities	(560,741)	690,763	370,765	2,672,838

Cash provided by (used for) operating activities	785,617	11,451,990	(337,920)	889,544

Cash Provided by (Used for) Financing Activities
Cash receipts from TOB trust certificates	—	7,510,000	1,329,442	890,006
Cash payments for TOB trust certificates	—	(6,000,000)	—	—
Cash dividends paid to Common Shareholders	(785,617)	(13,311,258)	(991,522)	(1,735,081)
Increase in bank overdraft	—	349,268	—	—

Cash provided by (used for) financing activities	(785,617)	(11,451,990)	337,920	(845,075)

Cash
Net increase in cash	—	—	—	44,469
Cash at beginning of period	—	—	—	22,875

Cash at end of period	—	—	—	$67,344

Cash Flow Information
Cash paid during the period for interest	$95,305	$745,218	$115,964	$61,460

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$25,071	$1,151,240	$26,133	$102,739

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	61

Statements of Cash Flows (concluded)

Six Months Ended February 28, 2013 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)	The Massachusetts Health & Education Tax- Exempt Trust (MHE)

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$2,778,613	$2,762,929	$859,662	$1,089,640
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Decrease in interest receivable	53,528	52,565	52,063	7,096
Increase in cash pledged as collateral for financial futures contracts	(36,000)	(30,000)	—	—
Increase in prepaid expenses	(39,089)	(46,112)	(12,707)	(12,968)
Increase in variation margin payable	1,725	1,438	—	—
Decrease in investment advisory fees payable	(6,483)	(5,021)	(2,171)	(2,024)
Increase (decrease) in interest expense and fees payable	970	883	1,056	(12)
Increase (decrease) in other accrued expenses payable	(75,621)	(66,336)	23,085	3,935
Increase in Officer’s and Trustees’ fees payable	3,180	3,499	1,583	543
Net realized and unrealized gain on investments	(217,881)	(545,275)	(174,244)	(250,926)
Amortization of premium and accretion of discount on investments	153,952	21,118	(17,347)	44,500
Amortization of deferred offering costs	8,619	9,116	2,393	2,583
Proceeds from sales of long-term investments	20,601,796	20,573,676	3,520,706	1,972,125
Purchases of long-term investments	(21,540,646)	(21,983,466)	(3,137,578)	(1,694,820)
Net proceeds from sales (purchases) of short-term securities	(2,076,037)	(39,082)	(413,583)	(283,951)

Cash provided by (used for) operating activities	(389,374)	709,932	702,918	875,721

Cash Provided by (Used for) Financing Activities
Cash receipts from TOB trust certificates	2,999,940	1,539,963	—	—
Cash payments for TOB trust certificates	—	—	—	—
Cash dividends paid to Common Shareholders	(2,610,566)	(2,179,571)	(702,918)	(853,678)

Cash provided by (used for) financing activities	389,374	(639,608)	(702,918)	(853,678)

Cash
Net increase in cash	—	70,324	—	22,043
Cash at beginning of period	—	48,801	—	—

Cash at end of period	—	$119,125	—	$22,043

Cash Flow Information
Cash paid during the period for interest	$132,093	$94,929	$76,233	$107,502

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$182,024	$165,685	$48,607	$31,195

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011	2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$15.60		$14.61		$15.23	$13.81		$14.45	$14.91

Net investment income[1]	0.36		0.90		0.97	1.02		0.96	1.07
Net realized and unrealized gain (loss)	0.11		1.05		(0.59)	1.29		(0.68)	(0.36)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		(0.02)		(0.03)	(0.03)		(0.13)	(0.28)
Net realized gain	—		—		(0.00)[2]	—		(0.00)[2]	(0.01)

Net increase from investment operations	0.47		1.93		0.35	2.28		0.15	0.42

Dividends and distributions to Common Shareholders from:
Net investment income	(0.39)		(0.94)[3]		(0.95)[3]	(0.86)[3]		(0.79)[3]	(0.87)[3]
Net realized gain	—		—		(0.02)[3]	—		(0.00)[2,3]	(0.01)[3]

Total dividends and distributions to Common Shareholders	(0.39)		(0.94)		(0.97)	(0.86)		(0.79)	(0.88)

Net asset value, end of period	$15.68		$15.60		$14.61	$15.23		$13.81	$14.45

Market price, end of period	$18.18		$18.43		$15.02	$15.91		$15.35	$15.75

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	2.87%	[5]	13.08%		2.45%	16.80%		1.52%	2.60%

Based on market price	0.96%	[5]	29.95%		0.83%	9.77%		3.53%	(4.33)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.03%	[6]	1.66%	[7]	1.58% [7]	1.56%	[7]	1.83% [7]	1.70% [7]

Total expenses after fees waived and paid indirectly	2.03%	[6]	1.60%	[7]	1.45% [7]	1.35%	[7]	1.50% [7]	1.32% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.43%	[6]	1.44%	[7,9]	1.41% [7]	1.31%	[7]	1.39% [7]	1.28% [7]

Net investment income	4.59%	[6]	5.94%	[7]	6.73% [7]	6.95%	[7]	7.62% [7]	7.19% [7]

Dividends to AMPS shareholders	—		0.10%		0.19%	0.21%		1.04%	1.89%

Net investment income to Common Shareholders	4.59%	[6]	5.84%		6.54%	6.74%		6.58%	5.30%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$32,519		$32,320		$30,203	$31,349		$28,310	$29,488

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		$16,000	$16,000		$16,000	$16,000

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$16,000		$16,000		—	—		—	—

Portfolio turnover	9%		30%		11%	13%		9%	15%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		$72,192	$73,985		$69,235	$71,083

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$303,245		$302,003		—	—		—	—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs and remarketing fees was 1.40%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	63

Financial Highlights	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008

Per Share Operating Performance
Net asset value, beginning of period	$15.64		$14.34		$15.09		$13.74		$13.92		$14.40

Net investment income[1]	0.44		0.89		0.97		1.04		0.94		0.98
Net realized and unrealized gain (loss)	(0.00)[2]		1.36		(0.73)		1.21		(0.30)		(0.48)
Dividends to AMPs shareholders from net investment income	—		—		(0.03)		(0.03)		(0.14)		(0.32)

Net increase from investment operations	0.44		2.25		0.21		2.22		0.50		0.18

Dividends to Common Shareholders from net investment income	(0.46)		(0.95)[3]		(0.96)[3]		(0.87)[3]		(0.68)[3]		(0.66)[3]

Net asset value, end of period	$15.62		$15.64		$14.34		$15.09		$13.74		$13.92

Market price, end of period	$16.06		$15.86		$13.90		$15.17		$12.89		$12.12

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	2.85%	[5]	16.15%		1.85%		16.87%		5.19%		1.74%

Based on market price	4.28%	[5]	21.52%		(1.80)%		25.24%		13.34%		(5.72)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.72%	[6]	1.95%		1.47%	[7]	1.29%	[7]	1.55%	[7]	1.65%	[7]

Total expenses after fees waived and paid indirectly	1.65%	[6]	1.87%		1.36%	[7]	1.14%	[7]	1.35%	[7]	1.52%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.34%	[6,9]	1.45%	[9]	1.18%	[7]	1.02%	[7]	1.05%	[7]	1.15%	[7]

Net investment income	5.62%	[6]	5.89%		6.98%	[7]	7.24%	[7]	7.45%	[7]	6.90%	[7]

Dividends to AMPs shareholders	—		—		0.19%		0.23%		1.09%		2.24%

Net investment income to Common Shareholders	5.62%	[6]	5.89%		6.79%		7.01%		6.36%		4.66%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$485,699		$485,454		$443,325		$464,853		$422,983		$428,547

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		—		$243,625		$243,625		$252,875

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,600		$243,600		$243,600		—		—		—

Portfolio turnover	8%		14%		18%		10%		18%		21%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		—		$72,703		$68,407		$67,379

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$299,384		$299,283		$281,989		—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to Preferred Shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]

For the six months ended February 28, 2013 and the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.94% and 1.02%, respectively.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011	2010		2009		2008

Per Share Operating Performance
Net asset value, beginning of period	$16.67		$14.55		$15.23	$13.53		$14.16		$15.38

Net investment income[1]	0.43		0.95		1.00	1.05		1.05		1.14
Net realized and unrealized gain (loss)	0.15		2.12		(0.68)	1.61		(0.68)		(1.11)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		(0.02)		(0.03)	(0.03)		(0.14)		(0.29)
Net realized gain	—		—		(0.00)[2]	—		—		(0.00)[2]

Net increase (decrease) from investment operations	0.58		3.05		0.29	2.63		0.23		(0.26)

Dividends and distributions to Common Shareholders from:
Net investment income	(0.44)		(0.93)[3]		(0.94)[3]	(0.93)[3]		(0.86)[3]		(0.95)[3]
Net realized gain	—		—		(0.03)[3]	—		—		(0.01)[3]

Total dividends and distributions to Common Shareholders	(0.44)		(0.93)		(0.97)	(0.93)		(0.86)		(0.96)

Net asset value, end of period	$16.81		$16.67		$14.55	$15.23		$13.53		$14.16

Market price, end of period	$17.09		$16.66		$13.60	$15.63		$13.59		$14.76

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	3.45%	[5]	21.52%		2.46%	20.04%		2.50%		(2.12)%

Based on market price	5.24%	[5]	29.94%		(6.68)%	22.65%		(1.23)%		(7.15)%

Ratio to Average Net Assets Applicable to Common Shareholders
Total expenses	2.02%	[6]	1.65%	[7]	1.57% [7]	1.54%	[7]	1.72%	[7]	1.67% [7]

Total expenses after fees waived and paid indirectly	2.02%	[6]	1.59%	[7]	1.43% [7]	1.32%	[7]	1.36%	[7]	1.28% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.40%	[6]	1.41%	[7,9]	1.41% [7]	1.31%	[7]	1.34%	[7]	1.26% [7]

Net investment income	5.20%	[6]	6.01%	[7]	7.08% [7]	7.32%	[7]	8.55%	[7]	7.64% [7]

Dividends to AMPS shareholders	—		0.11%		0.20%	0.24%		1.14%		1.97%

Net investment income to Common Shareholders	5.20%	[6]	5.90%		6.88%	7.08%		7.41%		5.67%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$39,068		$38,728		$33,753	$35,277		$31,239		$32,584

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		$18,775	$18,775		$18,775		$19,200

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,700		$18,700		—	—		—		—

Portfolio turnover	2%		25%		19%	18%		28%		17%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		$69,944	$71,974		$66,600		$67,439

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$308,919		$307,099		—	—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]	For the year ended August 31, 2012, the total expense ratios after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs and remarketing fees was 1.40%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	65

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$16.53		$14.89		$15.65	$14.56	$14.71	$15.39

Net investment income[1]	0.42		0.87		1.04	1.07	1.08	1.14
Net realized and unrealized gain (loss)	0.29		1.73		(0.78)	1.09	(0.24)	(0.57)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		(0.00)[2]		(0.03)	(0.03)	(0.14)	(0.29)
Net realized gain	—		—		(0.00)[2]	(0.01)	(0.00)[2]	(0.01)

Net increase (decrease) from investment operations	0.71		2.60		0.23	2.12	0.70	0.27

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)		(0.96)[3]		(0.99)[3]	(0.94)[3]	(0.85)[3]	(0.93)[3]
Net realized gain	(0.22)		—		(0.00)[2,3]	(0.09)[2,3]	(0.00)[2,3]	(0.02)[2,3]

Total dividends and distributions to Common Shareholders	(0.65)		(0.96)		(0.99)	(1.03)	(0.85)	(0.95)

Net asset value, end of period	$16.59		$16.53		$14.89	$15.65	$14.56	$14.71

Market price, end of period	$16.99		$16.56		$14.83	$15.79	$14.32	$14.62

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	4.38%	[5]	17.99%		1.81%	15.18%	5.97%	1.62%

Based on market price	6.70%	[5]	18.68%		0.50%	18.15%	4.87%	(4.76)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.20%	[6]	2.26%	[7]	1.50% [7]	1.49% [7]	1.61% [7]	1.63% [7]

Total expenses after fees waived and paid indirectly	2.20%	[6]	2.20%	[7]	1.37% [7]	1.27% [7]	1.30% [7]	1.25% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.90%	[6,9]	1.90%	[7,9]	1.36% [7]	1.24% [7]	1.25% [7]	1.23% [7]

Net investment income	5.05%	[6]	5.52%	[7]	7.12% [7]	7.07% [7]	8.06% [7]	7.45% [7]

Dividends to AMPS shareholders	—		0.02%		0.19%	0.19%	1.01%	1.90%

Net investment income to Common Shareholders	5.05%	[6]	5.50%		6.93%	6.88%	7.05%	5.55%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$46,404		$46,158		$41,399	$43,409	$40,204	$40,603

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		$22,125	$22,125	$22,125	$22,400

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$22,100		$22,100		—	—	—	—

Portfolio turnover	6%		45%		14%	22%	30%	19%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		$71,778	$74,052	$70,431	$70,327

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$309,971		$308,853		—	—	—	—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to Preferred Shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]

For the six months ended February 28, 2013, and the year ended August 31, 2012, the total expense ratio after fees waived excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.43% and 1.45%, respectively.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock New York Municipal Income Quality Trust (BSE)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008

Per Share Operating Performance
Net asset value, beginning of period	$15.51		$14.25		$14.90		$13.61		$13.95		$14.58

Net investment income[1]	0.40		0.81		0.90		0.91		0.88		0.96
Net realized and unrealized gain (loss)	0.03		1.31		(0.67)		1.23		(0.39)		(0.60)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		(0.00)[2]		(0.02)		(0.03)		(0.11)		(0.25)
Net realized gain	—		—		—		—		—		(0.01)

Net increase from investment operations	0.43		2.12		0.21		2.11		0.38		0.10

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)		(0.86)[3]		(0.86)[3]		(0.82)[3]		(0.72)[3]		(0.70)[3]
Net realized gain	—		—		—		—		—		(0.03)[3]

Total dividends and distributions to Common Shareholders	(0.43)		(0.86)		(0.86)		(0.82)		(0.72)		(0.73)

Net asset value, end of period	$15.51		$15.51		$14.25		$14.90		$13.61		$13.95

Market price, end of period	$16.55		$15.74		$13.54		$14.91		$13.15		$13.26

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	2.76%	[5]	15.23%		1.94%		16.04%		3.98%		0.80%

Based on market price	8.05%	[5]	23.07%		(3.20)%		20.18%		5.70%		(1.07)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.75%	[6]	1.82%	[7]	1.28%	[7]	1.21%	[7]	1.53%	[7]	1.34% [7]

Total expenses after fees waived and paid indirectly	1.75%	[6]	1.82%	[7]	1.26%	[7]	1.12%	[7]	1.33%	[7]	1.09% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.47%	[6,9]	1.50%	[7,9]	1.17%	[7]	1.03%	[7]	1.05%	[7]	0.99% [7]

Net investment income	5.13%	[6]	5.38%	[7]	6.50%	[7]	6.45%	[7]	7.16%	[7]	6.59% [7]

Dividends to AMPS shareholders	—		0.01%		0.16%		0.18%		0.88%		1.74%

Net investment income to Common Shareholders	5.13%	[6]	5.37%		6.34%		6.27%		6.28%		4.85%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$101,032		$100,865		$92,411		$96,617		$88,141		$90,331

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		$40,575		$40,575		$40,575		$41,675

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$40,500		$40,500		—		—		—		—

Portfolio turnover	13%		24%		24%		8%		23%		24%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		$81,938		$84,531		$79,309		$79,196

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$349,463		$349,050		—		—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]

For the six months ended February 28, 2013 and year ended August 31, 2012, the total expense ratios after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were 1.08 and 1.13%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	67

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008

Per Share Operating Performance
Net asset value, beginning of period	$16.09		$14.66		$15.33		$14.03		$14.28		$14.84

Net investment income[1]	0.45		0.92		1.05		1.06		1.06		1.08
Net realized and unrealized gain (loss)	0.11		1.50		(0.69)		1.25		(0.36)		(0.55)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		(0.00)[2]		(0.03)		(0.04)		(0.15)		(0.29)
Net realized gain	—		—		—		—		—		(0.01)

Net increase from investment operations	0.56		2.42		0.33		2.27		0.55		0.23

Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)		(0.99)[3]		(1.00)[3]		(0.97)[3]		(0.80)[3]		(0.77)[3]
Net realized gain	—		—		—		—		—		(0.02)[3]

Total dividends and distributions to Common Shareholders	(0.47)		(0.99)		(1.00)		(0.97)		(0.80)		(0.79)

Net asset value, end of period	$16.18		$16.09		$14.66		$15.33		$14.03		$14.28

Market price, end of period	$16.91		$16.81		$14.38		$15.48		$14.00		$13.60

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	3.47%	[5]	17.00%		2.56%		16.69%		5.23%		1.70%

Based on market price	3.51%	[5]	24.61%		(0.37)%		18.09%		10.26%		1.08%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.93%	[6]	2.03%	[7]	1.27%	[7]	1.21%	[7]	1.33%	[7]	1.30% [7]

Total expenses after fees waived and before fees paid indirectly	1.92%	[6]	1.95%	[7]	1.18%	[7]	1.13%	[7]	1.16%	[7]	1.13% [7]

Total expenses after fees waived and paid indirectly	1.92%	[6]	1.95%	[7]	1.18%	[7]	1.13%	[7]	1.16%	[7]	1.13% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.66%	[6,9]	1.62%	[7,9]	1.18%	[7]	1.13%	[7]	1.16%	[7]	1.13% [7]

Net investment income	5.58%	[6]	5.96%	[7]	7.34%	[7]	7.21%	[7]	8.17%	[7]	7.33% [7]

Dividends to AMPS shareholders	—		0.01%		0.22%		0.25%		1.19%		1.94%

Net investment income to Common Shareholders	5.58%	[6]	5.95%		7.12%		6.96%		6.98%		5.39%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$80,830		$80,228		$72,817		$75,872		$69,315		$70,544

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		$44,475		$44,475		$44,475		$44,650

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$44,400		$44,400		—		—		—		—

Portfolio turnover	16%		25%		20%		16%		16%		12%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		$65,931		$67,651		$63,965		$64,508

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$282,050		$280,693		—		—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]

For the six months ended February 28, 2013, and the year ended August 31, 2012, the total expense ratio after fees waived excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.12% and 1.11%, respectively.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$16.74		$15.33		$16.02	$15.05	$15.03	$15.57

Net investment income[1]	0.43		0.97		1.02	1.04	1.02	1.11
Net realized and unrealized gain (loss)	0.11		1.45		(0.60)	1.19	0.20	(0.45)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		(0.02)		(0.03)	(0.02)	(0.10)	(0.30)
Net realized gain	—		—		(0.00)[2]	(0.01)	(0.05)	—

Net increase from investment operations	0.54		2.40		0.39	2.20	1.07	0.36

Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)		(0.99)[3]		(1.00)[3]	(0.96)[3]	(0.89)[3]	(0.90)[3]
Net realized gain	—		—		(0.08)[3]	(0.27)[3]	(0.16)[3]	—

Total dividends and distributions to Common Shareholders	(0.47)		(0.99)		(1.08)	(1.23)	(1.05)	(0.90)

Net asset value, end of period	$16.81		$16.74		$15.33	$16.02	$15.05	$15.03

Market price, end of period	$20.99		$19.58		$17.77	$18.77	$17.50	$19.50

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	2.87%	[5]	15.19%		1.98%	14.15%	6.94%	1.59%

Based on market price	9.82%	[5]	16.23%		0.89%	15.02%	(4.16)%	14.97%

Ratios to Average Net Assets
Total expenses	2.08%	[6]	1.69%	[7]	1.66% [7]	1.57% [7]	1.75% [7]	1.70%	[7]

Total expenses after fees waived and paid indirectly	2.08%	[6]	1.64%	[7]	1.52% [7]	1.36% [7]	1.45% [7]	1.34%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.48%	[6]	1.43%	[7,9]	1.44% [7]	1.31% [7]	1.37% [7]	1.31%	[7]

Net investment income	5.18%	[6]	6.03%	[7]	6.81% [7]	6.71% [7]	7.43% [7]	7.14%	[7]

Dividends to AMPS shareholders	—		0.09%		0.17%	0.16%	0.72%	1.90%

Net investment income to Common Shareholders	5.18%	[6]	5.94%		6.64%	6.55%	6.71%	5.24%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$26,623		$26,466		$24,155	$25,141	$23,483	$23,347

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		$11,675	$11,675	$11,675	$12,175

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600		$11,600		—	—	—	—

Portfolio turnover	8%		23%		12%	26%	32%	11%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		$76,725	$78,836	$75,286	$72,948

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$329,507		$328,157		—	—	—	—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs and remarketing fees was 1.38%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	69

Financial Highlights	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,								Period January 1, 2008 to August 31, 2008		Year Ended December 31, 2007
			2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.35		$13.01		$13.52		$12.19		$12.55		$13.10		$13.90

Net investment income[1]	0.36		0.84		0.90		0.89		0.83		0.59		0.92
Net realized and unrealized gain (loss)	0.11		1.34		(0.54)		1.31		(0.43)		(0.58)		(0.82)
Dividends to AMPS shareholders from net investment income	—		(0.01)		(0.03)		(0.03)		(0.13)		(0.17)		(0.31)

Net increase (decrease) from investment operations	0.47		2.17		0.33		2.17		0.27		(0.16)		(0.21)

Dividends and distributions to Common Shareholders from:
Net Investment Income	(0.38)		(0.83)[2]		(0.84)[2]		(0.84)[2]		(0.63)[2]		(0.39)[2]		(0.59)[2]
Net realized gain	—		—		—		—		—		—		(0.00)[2,3]

Total dividends and distributions to Common Shareholders	(0.38)		(0.83)		(0.84)		(0.84)		(0.63)		(0.39)		(0.59)

Net asset value, end of period	$14.44		$14.35		$13.01		$13.52		$12.19		$12.55		$13.10

Market price, end of period	$15.33		$14.91		$13.11		$13.98		$12.00		$11.22		$11.95

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	3.19%	[5]	17.02%		2.78%		18.40%		3.29%		(1.01)%[5]		(1.23)%

Based on market price	5.43%	[5]	20.66%		0.16%		24.37%		13.73%		(2.99)%[5]		(4.40)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.77%	[6]	1.50%	[7]	1.39%	[7]	1.39%	[7]	1.54%	[7]	1.77%	[6,7]	1.47% [7]

Total expenses after fees waived and paid indirectly	1.77%	[6]	1.50%	[7]	1.39%	[7]	1.38%	[7]	1.54%	[7]	1.77%	[6,7]	1.47% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.12%	[6]	1.33%	[7,9]	1.36%	[7]	1.35%	[7]	1.45%	[7]	1.73%	[6,7]	1.47% [7]

Net investment income	4.95%	[6]	6.07%	[7]	7.15%	[7]	6.95%	[7]	7.50%	[7]	6.82%	[6,7]	6.78% [7]

Dividends to AMPS shareholders	—		0.11%		0.22%		0.24%		1.22%		2.03%	[6]	2.27%

Net investment income to Common Shareholders	4.95%	[6]	5.96%		6.93%		6.71%		6.28%		4.79%	[6]	4.51%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$34,088		$33,852		$30,611		$31,739		$28,575		$29,416		$30,717

AMPS outstanding at $50,000 liquidation preference, end of period (000)	—		—		$18,500		$18,500		$18,500		$18,500		$20,000

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,500		$18,500		—		—		—		—		—

Portfolio turnover	2%		17%		10%		12%		12%		5%		18%

Asset coverage per AMPS at $50,000 liquidation preference, end of period	—		—		$132,732		$135,785		$127,234		$129,523		$126,835

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$284,258		$282,983		—		—		—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering cost relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs and remarketing fees was 1.24%.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Maryland Municipal Bond Trust (“BZM”), BlackRock New Jersey Municipal Bond Trust (“BLJ”), BlackRock New York Municipal Bond Trust (“BQH”), BlackRock New York Municipal Income Quality Trust (“BSE”), BlackRock Virginia Municipal Bond Trust (“BHV”) (collectively the “Bond Trusts”), BlackRock MuniHoldings New York Quality Fund, Inc. (“MHN”), BlackRock New York Municipal Income Trust II (“BFY”) and The Massachusetts Health & Education Tax-Exempt Trust (“MHE”) (all, collectively the “Trusts”) are registered under the 1940 Act, as non-diversified, closed-end management investment companies. The Trusts are organized as Delaware statutory trusts except MHN and MHE, which are organized as a Maryland corporation and a Massachusetts business trust, respectively. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Boards of Trustees and the Boards of Directors of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trusts’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	71

Notes to Financial Statements (continued)

sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Trusts leverage their assets through the use of TOBs. A TOB is a special purpose entity established by a third party sponsor, into which a fund, or an agent on behalf of a fund, transfers municipal bonds into a trust (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation.

The TOB Residuals held by a Trust include the right of a Trust (1) to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest upon the occurrence of certain mandatory tender events defined in the TOB agreements, and (2) to transfer, subject to a specified number of days’ prior notice, a corresponding share of the municipal bonds from the TOB to a Trust. The TOB may also be collapsed without the consent of a Trust, as the TOB Residual holder, upon the occurrence of certain termination events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. Upon the occurrence of a Termination Event, the TOB would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Trust Certificates up to par plus accrued interest owed on the TOB Trust Certificates, with the balance paid out to the TOB Residual holder. During the six months ended February 28, 2013, no TOBs in which the Trusts participated were terminated without the consent of the Trusts.

The cash received by the TOB from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Trust. The Trust typically invests the cash received in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB Trust is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and the TOB Trust Certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of the Trusts’ payable to the holder of the TOB Trust Certificates, as reported in Statements of Assets and Liabilities as TOB Trust Certificates, approximates their fair value.

The Trusts may invest in TOBs on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Trust invests in TOBs on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Trust invests in a TOB on a recourse basis, the Trust will typically enter into a reimbursement agreement with the Liquidity Provider where the Trust is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Trust investing in a recourse TOB will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB, these losses will be shared ratably in proportion to their participation. The recourse TOB Trusts, if any, are identified in the Schedule of Investments.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB for redemption at par at each reset date. At February 28, 2013, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
BZM	$4,826,158	$2,400,000	0.11% -0.15%
MHN	$161,903,533	$78,986,820	0.10% -0.23%
BLJ	$9,954,264	$5,283,730	0.11% -0.36%
BQH	$13,122,868	$7,815,842	0.10% -0.16%
BSE	$41,424,728	$23,330,301	0.10% -0.16%
BFY	$16,660,921	$9,131,222	0.10% -0.16%
BHV	$7,740,270	$4,107,550	0.11% -0.12%
MHE	$3,729,433	$2,009,595	0.12% -0.13%

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

For the six months ended February 28, 2013, the Trusts’ average TOB Trust Certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BZM	$2,399,870	0.69%
MHN	$76,562,345	0.84%
BLJ	$4,292,556	0.77%
BQH	$7,528,934	0.73%
BSE	$21,735,014	0.72%
BFY	$8,335,652	0.85%
BHV	$4,107,550	0.70%
MHE	$2,009,595	0.71%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., TOBs and financial futures contracts), the Trusts will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Trust engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2012. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts’ financial statement disclosures.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or OTC.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	73

Notes to Financial Statements (continued)

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Trusts’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Trusts bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Trusts do not give rise to counterparty credit risk, as options written obligate the Trusts and not the counterparty to perform. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Trusts may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Trust and each of its respective counterparties. An ISDA Master Agreement allows each Trust to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Trusts manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements, which would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trusts as unrealized appreciation or depreciation. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security at a price different from the current market value.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of February 28, 2013
	Liability Derivatives
		MHN	BQH	BSE	BFY
	Statements of Assets and Liabilities Location	Value
Interest rate contracts: Financial futures contracts	Net unrealized depreciation[1]	$(3,844)	$(384)	$(769)	$(641)

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 28, 2013
	Net Realized Loss From
	MHN	BQH	BSE	BFY
Interest rate contracts:
Financial future contracts	$(122,063)	$(12,206)	$(24,412)	$(20,344)
Options[2]	(158,275)	(15,181)	(32,881)	(26,247)
Total	$(280,338)	$(27,387)	$(57,293)	$(46,591)

[2] Options purchased are included in the net realized gain (loss) from investments.

	Net Change in Unrealized Appreciation/Depreciation on
	MHN	BQH	BSE	BFY
Interest rate contracts:
Financial future contracts	$(3,844)	$(384)	$(769)	$(641)

For the six months ended February 28, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	MHN	BQH	BSE	BFY
Financial future contracts:
Average number of contracts sold	30	3	6	5
Average notional value of contracts sold	$4,313,438	$431,344	$862,688	$718,906
Options:
Average number of options contracts purchased	1 [3]	1 [3]	1 [3]	1 [3]
Average notional value of contracts sold	$78,203	$7,500	$16,250	$12,969
[3] Actual contract amount shown due to limited activity.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee based on a percentage of each Trust’s average weekly net assets except for MHN and MHE, which are based on average daily net assets at the following annual rates:

BZM	0.65%
MHN	0.55%
BLJ	0.65%
BQH	0.65%
BSE	0.55%
BFY	0.55%
BHV	0.65%
MHE	0.50%

Average weekly net assets and average daily net assets are the average weekly or the average daily value of each Trust’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOBs for MHN that exceed 35% of total assets minus the sum of its accrued liabilities. For the six months ended February 38, 2013, the Manager waived $157,105, which is included in fees waived by Manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are shown as fees waived by Manager in the Statements of

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	75

Notes to Financial Statements (continued)

Operations. For the six months ended February 28, 2013, the amounts waived were as follows:

BZM	$309
MHN	$8,516
BLJ	$558
BQH	$533
BSE	$1,662
BFY	$1,285
BHV	$55
MHE	$2

The Manager entered into sub-advisory agreements with BlackRock Investment Management LLC (“BIM”) for MHN and MHE and BlackRock Financial Management, Inc. (“BFM”) for all other Trusts. BIM and BFM are affiliates of the Manager. The Manager pays BIM and BFM, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended February 28, 2013 were as follows:

	Purchases	Sales
BZM	$4,339,708	$4,928,400
MHN	$66,587,937	$59,969,648
BLJ	$1,973,782	$1,100,974
BQH	$6,108,837	$4,848,028
BSE	$21,753,766	$20,601,755
BFY	$21,643,331	$20,573,649
BHV	$3,137,578	$3,551,706
MHE	$1,123,090	$1,972,125

5. Income Tax Information:

As of August 31, 2012, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,		BZM	MHN	BLJ	BSE	BFY	BHV	MHE
2013		—	$15,054,033	—	—	—	—	—
2014		—	1,097,743	—	—	—	—	—
2015		—	2,782,666	—	—	$70,160	—	$35,869
2016		—	710,089	—	—	383,137	—	285,683
2017		—	4,069,997	—	$1,583,452	254,346	—	375,230
2018		—	3,861,956	—	1,544,362	357,549	—	32,672
2019		$57,495	673,531	—	—	255,001	$51,866	74
No expiration date[1]		116,830	4,261,379	$161,191	956,682	121,001	547,027	274,631

Total		$174,325	$32,511,394	$161,191	$4,084,496	$1,441,194	$598,893	$1,004,159

[1] Must be utilized prior to losses subject to expiration.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BZM	MHN	BLJ	BQH	BSE	BFY	BHV	MHE
Tax cost	$45,243,856	$673,545,269	$51,517,030	$61,983,034	$130,108,983	$114,408,995	$33,416,140	$47,436,454

Gross unrealized appreciation	$2,886,870	$58,733,582	$6,191,136	$6,833,497	$12,001,388	$10,989,006	$4,390,844	$4,625,164
Gross unrealized depreciation	(41,045)	(4,442,381)	(545,926)	(756,079)	(546,912)	(922,521)	(37,929)	(4,940)

Net unrealized appreciation	$2,845,825	$54,291,201	$5,645,210	$6,077,418	$11,454,476	$10,066,485	$4,352,915	$4,620,224

6. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (continued)

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

As of February 28, 2013, MHN invested a significant portion of its assets in securities in the transportation and county/city/special district/school district sectors. BLJ invested a significant portion of its assets in securities in the state and transportation sectors. BQH and BFY invested a significant portion of its assets in securities in the county/city/special district/school district sector. BSE invested a significant portion of its assets in securities in the education, county/city/special district/school district and transportation sectors. BHV invested a significant portion of its assets in securities in the health sector. MHE invested a significant portion of its assets in securities in the education and health sectors. Changes in economic conditions affecting the county/city/special district/school district, education, health, state and transportation sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

Each Trust, except for MHN, is authorized to issue an unlimited number of shares (200 million shares for MHN), all of which were initially classified as Common Shares. The par value for the Trusts’ Common and Preferred Shares, except for MHN and MHE, is $0.001 per share ($0.10 for MHN and $0.01 for MHE). The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
BZM	1,510	4,792
MHN	73,273	117,478
BLJ	1,527	3,421
BQH	6,212	10,545
BSE	11,608	19,103
BFY	10,180	18,300
BHV	2,502	5,351
MHE	2,095	5,309

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trust’s Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on the Trusts’ Common Shares or the repurchase of the Trusts’ Common Shares if the Trusts fail to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Trusts are restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Trusts fail to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

The BZM, MHN, BLJ, BQH, BSE, BFY, BHV and MHE (collectively, the “VRDP Trusts”) have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”) and include a liquidity feature, pursuant to a liquidity agreement, that allows the holders of VRDP Shares to have their shares purchased by the liquidity providers in the event of a failed remarketing. The VRDP Trusts are required to redeem the VRDP Shares owned by the liquidity providers after six months of continuous, unsuccessful remarketing. Upon the occurrence of the first unsuccessful remarketing, the VRDP Trusts are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

The VRDP Shares outstanding as of February 28, 2013 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BZM	6/14/12	160	$16,000,000	7/01/42
MHN	6/30/11	2,436	$243,600,000	7/01/41
BLJ	6/14/12	187	$18,700,000	7/01/42
BQH	9/15/11	221	$22,100,000	10/01/41
BSE.	9/15/11	405	$40,500,000	10/01/41
BFY	9/15/11	444	$44,400,000	10/01/41
BHV	6/14/12	116	$11,600,000	7/01/42
MHE	6/14/12	185	$18,500,000	7/01/42

The VRDP Trusts entered into a fee agreement with the liquidity providers that may require a per annum liquidity fee payable to the liquidity providers. The fee agreement for MHN also required an initial commitment fee. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	77

Notes to Financial Statements (continued)

The initial fee agreement between BQH, BSE and BFY and the liquidity provider was for a 364-day term and was scheduled to expire on September 15, 2012 and subsequently extended until March 15, 2013, unless renewed or terminated in advance. On November 29, 2012, BQH, BSE and BFY entered into a new fee agreement with an alternate liquidity provider. The new fee agreement is for a 2-year term and is scheduled to expire on December 4, 2014, unless renewed or terminated in advance. The change in liquidity provider resulted in a mandatory tender of BQH, BSE and BFY’s VRDP Shares on November 28, 2012, which were successfully remarketed by the remarketing agent. The fee agreement between MHN and its liquidity provider is for a 364-day term and is scheduled to expire on June 26, 2013, unless renewed or terminated in advance. The fee agreement between BZM, BLJ, BHV and MHN and its liquidity provider is for an approximately 3-year term and is scheduled to expire on July 9, 2015, unless renewed or terminated in advance.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Trusts do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Trusts are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Trusts are required to begin to segregate liquid assets with the VRDP Trusts’ custodian to fund the redemption. There is no assurance the VRDP Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, VRDP Trusts are required to redeem certain of its outstanding VRDP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may be redeemed, in whole or in part, at any time at the option of VRDP Trusts. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares prior to the initial termination date of the fee agreement, the VRDP Trusts must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. In May 2012, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of February 28, 2013, the VRDP Shares were assigned a long-term rating of Aa2 from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

For financial reporting purposes, the VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Trusts may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. All of the VRDP Shares successfully remarketed prior to the beginning of the special rate period.

The average annualized dividend rates for the VRDP Shares for the six months ended February 28, 2013 were as follows:

Rate
BZM	1.06%
MHN	0.32%
BLJ	1.06%
BQH	0.32%
BSE	0.21%
BFY	0.21%
BHV	1.06%
MHE	1.06%

Upon issuance of the VRDP Shares on June 14, 2012, BZM, BLJ, BHV and MHE announced a special rate period for an approximate three-year term ending June 24, 2015 with respect to their VRDP Shares. The liquidity and fee agreements remain in effect for the duration of the special rate period; however, the VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. During the special rate period, BZM, BLJ, BHV and MHE are required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares. During the three-year term of the special rate period, BZM, BLJ, BHV and MHE will not pay any liquidity and remarketing fees and instead will pay dividends monthly based on the sum of SIFMA Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

78	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Notes to Financial Statements (concluded)

If BZM, BLJ, BHV and MHE redeem the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. After June 24, 2015, the holder of the VRDP Shares and BZM, BLJ, BHV and MHE may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors. No short-term ratings were assigned by Moody’s, Fitch and/or S&P at issuance but will be assigned upon termination of the special rate period when the VRDP Shares revert to remarketable securities.

VRDP Shares issued and outstanding remained constant for the six months ended February 28, 2013. VRDP Shares issued and outstanding for MHN remained constant for the year ended August 31, 2012.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity providers, which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

AMPS

The AMPS were redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The AMPS are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Articles of Supplementary/Statement of Preferences and/or Certificate of Designation (the “Governing Instrument”) were not satisfied.

From February 13, 2008 to the redemption dates listed below, the AMPS of the Trusts failed to clear any of their auctions. A failed auction was not an event of default for the Trusts, but it had negative impact on the liquidity of AMPS. A failed auction occurs when there are more sellers of a Trust’s AMPS than buyers.

As of February 28, 2013, the Trusts did not have any AMPS outstanding.

During the year ended August 31, 2012, BZM, BLJ, BQH, BSE, BFY, BHV and MHE announced the following redemptions of AMPS at a price of $25,000 ($50,000 for MHE) per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal
BZM	R-7	7/06/12	640	$16,000,000
BLJ	M-7	7/10/12	751	$18,775,000
BQH	T-7	10/12/11	885	$22,125,000
BSE	R-7	10/07/11	1,623	$40,575,000
BFY	W-7	10/06/11	1,779	$44,475,000
BHV	R-7	7/06/12	467	$11,675,000
MHE	A-7	6/21/12	185	$9,250,000
	B-7	6/20/12	185	$9,250,000

The Trusts financed the AMPS redemptions with proceeds received from the issuance of VRDP Shares as follows:

BZM	$16,000,000
BLJ	$18,700,000
BQH	$22,100,000
BSE	$40,500,000
BFY	$44,400,000
BHV	$11,600,000
MHE	$18,500,000

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on April 1, 2013 to Common Shareholders of record on March 15, 2013 as follows:

Common Dividend Per Share
BZM	$0.0625
MHN	$0.0765
BLJ	$0.0730
BQH	$0.0665
BSE	$0.0675
BFY	$0.0700
BHV	$0.0730
MHE	$0.0625

Additionally, the Trusts declared a net investment income dividend on April 1, 2013 payable to Common Shareholders of record on April 15, 2013 for the same amounts noted above.

The dividends declared on VRDP Shares for the period March 1, 2013 to March 31, 2013 for the Trusts were as follows:

	Series	Dividends Declared
BZM	W-7	$14,453
MHN	W-7	$66,006
BLJ	W-7	$16,891
BQH	W-7	$4,832
BSE	W-7	$7,345
BFY	W-7	$8,053
BHV	W-7	$10,478
MHE	W-7	$16,711

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	79

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Paul. L. Audet, Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Anne Ackerley, Vice President

Brendan Kyne, Vice President

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Janey Ahn, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial Management, Inc.1

New York, NY 10055

BlackRock Investment Management, LLC2

Princeton, NJ 08540

Custodians

State Street Bank and Trust Company3

Boston, MA 02110

The Bank of New York Mellon4

New York, NY 10286

Transfer Agent

Common Shares

Computershare Trust Company, N.A.

Canton, MA 02021

VRDP Tender and Paying Agent

The Bank of New York Mellon

New York, NY 10289

VRDP Liquidity Providers

Bank of America, N.A.4

New York, NY 10036

Citibank, N.A.5

New York, NY 10179

Barclays Bank PLC.6

New York, NY 10019

VRDP Remarketing Agents

Merrill Lynch, Pierce, Fenner & Smith Incorporated4

New York, NY 10036

Citigroup Global Markets, Inc.5

New York, NY 10179

Barclays Capital, Inc.6

New York, NY 10019

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For all Trusts except MHN and MHE.

[2]	For MHN and MHE.

[3]	For all Trusts except MHN.

[4]	For MHN.

[5]	For BZM, BLJ, BHV and MHE.

[6]	For BQH, BSE and BFY.

80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Additional Information

Regulation Regarding Derivatives

Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if a fund markets itself as providing investment exposure to such instruments. To the extent a Trust uses CFTC-regulated futures, options and swaps, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock Advisors, LLC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock Advisors, LLC is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect to each Trust.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

On July 29, 2010, the Manager announced that a derivative complaint had been filed by shareholders of BSE and BQH on July 27, 2010 in the Supreme Court of the State of New York, New York County. The complaint named the Manager, BlackRock, Inc. and certain of the trustees, officers and portfolio managers of BSE and BQH as defendants. The complaint alleged, among other things, that the parties named in the complaint breached fiduciary duties owed to BSE and BQH and their Common Shareholders by redeeming auction-market preferred shares, auction rate preferred securities, auction preferred shares and auction rate securities (collectively, “AMPS”) at their liquidation preference. The complaint sought unspecified damages for losses purportedly suffered by BSE and BQH as a result of the prior redemptions and injunctive relief preventing BSE and BQH from redeeming AMPS at their liquidation preference in the future. On March 15, 2012, the Supreme Court of the State of New York, New York County entered an order consolidating the above-referenced derivative complaint with another derivative complaint, containing almost identical allegations, already pending in that court. The court on March 15, 2012, also granted plaintiffs permission to file an amended complaint. On April 16, 2012, the plaintiffs filed a Consolidated Shareholder Derivative Complaint containing allegations substantially similar to those in the original complaint. Defendants moved to dismiss the Consolidated Shareholder Derivative Complaint on July 20, 2012. Plaintiffs on September 14, 2012 moved to hold the defendants’ motion to dismiss in abeyance and allow plaintiffs limited discovery of the Demand Review Committee of the Board of Directors, including depositions of its members and documents upon which they relied. The parties have agreed to proceed with limited discovery pending resolution of the defendants’ motion to dismiss. The Manager, BlackRock, Inc. and the other parties named in the complaint believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	81

Additional Information (continued)

General Information (concluded)

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2013	83

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-STMUNI-8-2/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: May 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: May 1, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: May 1, 2013

3